                                    FORM 10-K
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

[X]  ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES
       EXCHANGE ACT OF 1934  [FEE REQUIRED]

For the fiscal year ended June 30, 1995

                                       OR

[ ]  TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE
       SECURITIES EXCHANGE ACT OF 1934  [NO FEE REQUIRED]

                          Commission file number 1-6830

                                 FPA CORPORATION
- - - --------------------------------------------------------------------------------
             (Exact name of registrant as specified in its charter)

              Delaware                             59-0874323
- - - --------------------------------------------------------------------------------
    (State or other jurisdiction of             (I.R.S. Employer
     incorporation or organization)            Identification No.)

       3333 Street Road, Bensalem, PA                 19020
- - - --------------------------------------------------------------------------------
 (Address of principal executive offices)           (Zip Code)

                                 (215) 947-8900
- - - --------------------------------------------------------------------------------
              (Registrant's telephone number, including area code)

     Securities registered pursuant to Section 12(b) of the Act:

                                               Name of each
                                                exchange on
             Title                           which registered
             -----                           ----------------
Common Stock, $.10 Par Value Per Share
  (also formerly registered under
  Section 12(g) of the Act)................     American

14 1/2% Subordinated Debentures due
  September 1, 2000........................     American

        Securities Registered Pursuant to Section 12(g) of the Act: None

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding twelve months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

      YES     X                   NO
            ----                     ---
Indicate by check mark if disclosure of delinquent filers pursuant to Rule 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form
10-K or any amendment to this Form 10-K.     X
                                           ----
The aggregate market value of voting stock held by nonaffiliates of the registrant as of September 22, 1995 was approximately $2,900,000.

Number of shares of outstanding Common Stock as of September 22, 1995 was 11,695,618, shares (excluding 1,002,513 shares held in Treasury).

Part III (except for information included under Part I relating to executive officers of the registrant) is incorporated by reference from the proxy statement for the annual meeting of Stockholders scheduled to be held in December, 1995.

                                TABLE OF CONTENTS

                                     PART I



                                                                                                                 PAGE
ITEM 1.  Business.

                  General ...............................................................................            1

ITEM 2.  Properties.

                  Residential Community Development .....................................................            1

                  Operating Policies ....................................................................            5

                  Building Regulation ...................................................................            7

                  Environmental Regulation and Litigation ...............................................            7

                  Competition ...........................................................................            9

                  Employees .............................................................................            9

                  Economic Conditions ...................................................................            9

                  Lease of Executive Offices ............................................................            10

ITEM 3.  Legal Proceedings. .............................................................................            10

ITEM 4.  Submission of Matters to a Vote of Security Holders. ...........................................            10

         Executive Officers of the Registrant ...........................................................            10

                                                           PART II

ITEM 5.  Market for Registrant's Common Stock and
              Related Stockholder Matters. ..............................................................            11

ITEM 6.  Selected Financial Data. .......................................................................            11

ITEM 7.  Management's Discussion and Analysis of Financial
              Condition and Results of Operations. ......................................................            12

ITEM 8.  Financial Statements and Supplementary Data. ...................................................            18



                                                                                                                   PAGE

ITEM 9.  Changes in and Disagreements With Accountants
          on Accounting and Financial Disclosure. ..........................................................         42

                                                          PART III

ITEM 10. Directors and Executive Officers of the Registrant. ...............................................         42

ITEM 11. Executive Compensation. ...........................................................................         42

ITEM 12. Security Ownership of Certain Beneficial
              Owners and Management. .......................................................................         42

ITEM 13. Certain Relationships and Related Transactions. ...................................................         42

                                                           PART IV

ITEM 14. Exhibits, Financial Statement Schedules,
              and Reports on Form 8-K. .....................................................................         42

                                      -ii-

Item l.  Business.

General

         The Registrant, FPA Corporation (the "Company"), develops residential communities in Pennsylvania and New Jersey. The Company's operations in Pennsylvania and New Jersey are in the Philadelphia metropolitan area, primarily in Bucks County in Pennsylvania and in Burlington, Camden and Gloucester counties in New Jersey.

         The Company operates as both a developer and builder. The Company builds and sells condominiums, townhouses and single-family homes; and sells land and developed homesites. During the year ended June 30, 1995, the Company delivered 612 residential units as compared to 378 units in fiscal 1994. Revenues earned from residential property activities during fiscal 1995 were $102,384,000. During fiscal 1994 revenues earned from residential property activities were $64,452,000. At June 30, 1995, the Company's backlog was $45,829,000, representing 264 units, compared to $69,961,000 and 387 units, at June 30, 1994. In addition, as of June 30, 1995, there were reservation deposits relating to 15 units at the Company's various developments which had an aggregate sales value of $2,562,000 as compared to 46 units aggregating $5,889,000 at June 30, 1994.

         In 1965, the late Marvin Orleans and Orleans Construction Co., a general partnership substantially owned and controlled by Marvin Orleans and his late father, A.P. Orleans, acquired the controlling interest in the Company.

         Jeffrey P. Orleans, the son of Marvin Orleans and Chairman of the Board and Chief Executive Officer of the Company, owns, directly or indirectly, approximately 7,886,375 shares (including 1,130,851 shares held by the Trust of Selma Orleans, the mother of Jeffrey P. Orleans, of which Jeffrey P. Orleans, is a trustee) of Common Stock, par value $.10 per share ("Common Stock"), which represents approximately 67.4% of the outstanding shares, excluding treasury shares, as of September 22, 1995.

         The Company's predecessor, Florida Palm-Aire Corporation, was formed in 1959 and was merged into FPA Corporation, which had been incorporated in Delaware on September 4, 1969. Unless otherwise indicated, the terms the "Company" and "FPA" include FPA
Corporation and all of its Subsidiaries.

Item 2.  Properties

Residential Community Development

         The Company's activities in developing residential communities include the sale of residential properties and the sale of land and developed homesites to independent builders. The Company participates in joint ventures in certain of these activities.

         The following table sets forth certain information as of June 30, 1995 with respect to the active projects of the Company under development at that date.

RESIDENTIAL
DEVELOPMENTS



                                                                                                  At June 30, 1995
                                                                         Total units   -------------------------------------------
                                              Year                       delivered      Total                  Dwelling
Name and                                    construct-       Total        through       units        Reserva-    unit    Remaining
Location of                                    ion           units        June 30,      under         tion       price    approved
development                                  started        approved       1995        contract      deposits   range(1)   units(2)
- - - -----------                                 ----------      --------    -----------    --------      --------   -------   ---------
Saddlebrook                                                                                                    $154,990
 Washington Township, NJ                          1980        1,002          819           15            0     $194,740      168

Newtown Grant                                                                                                  $142,490
 Newtown Township, PA                             1985        1,750        1,586           18            0     $242,190      146

Players Place                                                                                                  $ 79,490
 Gloucester Township, NJ                          1987          430          401           17            0     $109,990       12

The Hills at Northampton                                                                                       $273,990
 Northampton Township, PA                         1990          397          202           18            2     $412,490      175

Versailles at Europa                                                                                           $142,990
 Cherry Hill Township, NJ                         1993          102           34           10            2     $186,990       56

Mill Ridge/Deer Run                                                                                            $ 90,990
 Warwick Township, PA                             1994          330           41           72            5     $208,990      212

Lakes at Alluvium                                                                                              $175,000
 Voorhees Township, NJ                            1994           32            4            5            0     $201,990       23

Estates at Newtown Farms                                                                                       $219,990
 Newtown Township, PA                             1995           63            4            7            1     $251,240       51

Larchmont                                                                                                      $ 92,990
 Mount Laurel Township, NJ                        1974        5,981        5,297           39            3     $163,990      642

Stonegate                                                                                                      $ 98,490
 Mount Laurel Township, NJ                        1989          854          473           35            1     $185,000      345

Hidden Lake                                                                                                    $281,990
Mount Laurel Township, NJ                         1995           33         --              6            0     $327,490       27

Bridlewood                                                                                                     $254,990
Mount Laurel Township, NJ                         1991          103           84            8            1     $322,990       10

Union Mill                                                                                                     $100,000
Mount Laurel Township, NJ                         1995          240         --             14         --       $187,490      226

Jones Farm
Lumberton Township, NJ                            --            252                                                          252


- - - ---------

1. Range of base prices of residential dwelling units currently being offered for sale by the Company. In addition, the Company sells homesites from time to time at its various developments to unaffiliated builders at prices substantially lower than its dwelling units.

2. Although zoning and certain preliminary master plan approvals have been received for these units, final plans are subject to substantial review and approval by appropriate governmental agencies. No assurance can be given that the Company will be able to obtain the required final approvals for the indicated units or will ultimately elect to develop the properties in accordance with presently anticipated development plans.

The following table sets forth certain detail as to residential sales activity. The FPA Corporation information provided is for the twelve months ended June 30, 1995, 1994 and 1993 in the case of revenues earned and new orders, and as of June 30, 1995, 1994 and 1993 in the case of backlog. The Orleans Construction Corporation ("OCC") information provided is from the date of acquisition (October 22,1993)(see Note 2 to the Consolidated Financial Statements) through June 30, 1995 and 1994 in the case of revenues earned and new orders, and as of June 30, 1995 and 1994 in the case of backlog.

                                     Year Ended June 30,
                              --------------------------------
                                 1995       1994       1993
                              ---------   --------  ----------
                                  (Dollars in thousands)

FPA CORPORATION
REVENUES EARNED               $ 61,975    $ 41,749     $40,703
  Units                            328         225         246
  Average price per unit      $    189    $    186     $   165
NEW ORDERS                    $ 49,555    $ 52,786     $43,381
  Units                            293         258         259
  Average price per unit      $    169    $    205     $   167
BACKLOG                       $ 28,926    $ 41,346     $30,309
  Units                            162         197         164
  Average price per unit      $    179    $    210     $   185

ORLEANS CONSTRUCTION CORP.
REVENUES EARNED               $ 40,409    $ 22,703     $   -
  Units                            284         153         -
  Average price per unit      $    142    $    148     $   -
NEW ORDERS                    $ 28,697    $ 51,318     $   -
  Units                            196         343         -
  Average price per unit      $    146    $    150     $   -
BACKLOG                       $ 16,903    $ 28,615     $   -
  Units                            102         190         -
  Average price per unit      $    166    $    151     $   -

GRAND TOTAL
(INCLUDING FPA CORPORATION
 AND OCC)

REVENUES EARNED               $102,384    $ 64,452     $40,703
  Units                            612         378         246
  Average price per unit      $    167    $    171     $   165
NEW ORDERS*                   $ 78,252    $104,104     $43,381
  Units                            489         601         259
  Average price per unit      $    160    $    173     $   167
BACKLOG                       $ 45,829    $ 69,961     $30,309
  Units                            264         387         164
  Average price per unit      $    174    $    181     $   185

- - - ----------
* Included in new orders for the year ended June 30, 1994 are 192 units totaling $28,744,000 of OCC backlog units which existed as of October 22, 1993 which were obtained as a result of the acquisition.

       The following table sets forth certain detail as to residential sales activity on a proforma basis, as if the acquisition of OCC has occurred at the beginning of the periods presented. The FPA and OCC revenues earned and new orders are for the twelve months ended June 30, 1994 and 1993 and backlog is as of June 30, 1994 and 1993.

                                     Proforma
                                Year Ended June 30,
                               --------------------
                                 1994       1993
                               --------   ---------
                               (Dollars in thousands)

FPA CORPORATION
REVENUES EARNED               $ 41,749     $40,703
  Units                            225         246
  Average price per unit      $    186     $   165
NEW ORDERS                    $ 52,786     $43,381
  Units                            258         259
  Average price per unit      $    205     $   167
BACKLOG                       $ 41,346     $30,309
  Units                            197         164
  Average price per unit      $    210     $   185

ORLEANS CONSTRUCTION CORP.
REVENUES EARNED               $ 31,803     $37,591
  Units                            220         251
  Average price per unit      $    145     $   150
NEW ORDERS                    $ 32,405     $37,972
  Units                            219         275
  Average price per unit      $    148     $   138
BACKLOG                       $ 28,615     $28,013
  Units                            190         191
  Average price per unit      $    151     $   147

GRAND TOTAL
(INCLUDING FPA CORPORATION
 AND OCC)
REVENUES EARNED               $ 73,552     $78,294
  Units                            445         497
  Average price per unit      $    165     $   158
NEW ORDERS                    $ 85,191     $81,353
  Units                            477         534
  Average price per unit      $    179     $   152
BACKLOG                       $ 69,961     $58,322
  Units                            387         355
  Average price per unit      $    181     $   164

Operating Policies
         Construction

         The Company has historically designed its own products as well as supervised the development and building of its projects. When the Company constructs units, it acts as a general contractor and employs subcontractors at specified prices for the installation of site improvements and construction of its residential units. Agreements with subcontractors provide for a fixed price for work performed or materials supplied and are generally short-term.

         The Company does not manufacture any of the materials or other items used in the development of its projects, nor does the Company maintain substantial inventories of materials. Standard building materials, appliances and other components are purchased in volume. The Company has not experienced significant delays in obtaining materials needed by it to date and has long-standing relationships with many of its major suppliers and contractors. None of the Company's suppliers accounted for more than 10% of the Company's total purchases in the fiscal year ended June 30, 1995.

         Sales and Customer Financing

         The Company conducts a marketing program that is directed to purchasers of primary residences. In Pennsylvania and New Jersey, A.P. Orleans Inc., an affiliate of the Company controlled by Jeffrey P. Orleans, is the exclusive sales agent. The Company believes that the compensation arrangement with A.P. Orleans, Inc. is no less favorable to the Company that could be obtained from an unaffiliated sales agent. This compensation includes payment to A.P. Orleans, Inc. of $25.00 for each house settled in its Pennsylvania and New Jersey communities.

         Model homes and sales centers are constructed to promote sales. A variety of custom changes are permitted at the request of purchasers. The Company advertises extensively using newspapers, billboards and other types of media. The Company also uses brochures to describe each community.

         The Company's customers generally require mortgage financing to complete their purchases. The Company offers assistance to its customers in obtaining mortgage financing on the basis of the credit of the purchasers. The Company believes adequate sources of financing are available for qualified customers.

         The Company applies for project financing approvals from the Federal Housing Administration, the Veterans Administration and the Federal National Mortgage Association for many of its moderately priced communities. These approvals assist customers in their ability to obtain competitive fixed and adjustable rate mortgages with moderate down payments and liberal underwriting requirements. The Company has obtained approvals for most projects and anticipates additional approvals during fiscal 1996; however, there can be no assurance that additional approvals will be obtained.

         Land Policy

         The Company acquires land in order to provide an adequate and well-located supply for its residential building operations. In evaluating possible opportunities to acquire land, the Company considers such factors as the feasibility of development, proximity to developed areas, population growth patterns, customer preferences, estimated cost of development and availability and cost of financing.

         In conjunction with the OCC acquisition, the Company obtained the right to acquire real estate in East Brunswick, New Jersey through an option agreement with Orleans Builders and Developers ("OB&D"). OB&D is owned by Jeffrey P. Orleans and the trust of Selma Orleans. The agreement, which has no stated expiration date, provides for the purchase of 342 residential units in total.

         Subsequent to June 30, 1995, the Company purchased two (2) tracts of land in Mount Laurel, New Jersey. One tract consists of 76 lots for townhomes. The other tract of 72 lots consists of 15 large single-family lots and 57 small single-family lots.

         The Company will continue to monitor economic and market conditions for residential units in each of its various communities in assessing the relative desirability of constructing units or selling parcels to other builders.

         The Company engages in many phases of development activity, including land and site planning, obtaining environmental and other regulatory approvals, construction of roads, sewer, water and drainage facilities, recreation facilities and other amenities.

         Joint Ventures

         From time to time, the Company has developed and owned projects through joint ventures with other parties.

         As discussed in Note 1 to the Consolidated Financial Statements, the Company, through a wholly owned subsidiary, is the General Partner in Versailles Associates, L.P., a limited partnership with private investors to purchase and develop a 102 multi-family unit community in Cherry Hill, New Jersey. Construction of the development began in 1993.

         As also discussed in Note 1 to the Consolidated Financial Statements, OCC has entered into a joint venture with Bridlewood Associates, L.P. OCC is the managing general partner in this limited partnership formed to develop an 85 acre parcel of land in Mount Laurel, New Jersey.

         Determinations by the Company to enter into joint ventures have traditionally been based upon a number of factors, including principally an alternative source for land acquisition financing. At the present time joint venture activities do not constitute a material portion of the Company's operations.
                                        6

         Building Regulation

         The Company and its subcontractors are subject to continuing compliance requirements of various Federal, state and local statutes, ordinances, rules and regulations regarding zoning, plumbing, heating, air conditioning and electrical systems, building permits and similar matters. The intensity of development in recent years in areas in which the Company is actively developing real estate has resulted in increased restrictive regulation and moratoriums by governments with respect to density, sewer, water, ecological and similar matters. Further expansion and development will require prior approval of Federal, state and local authorities and may result in delay or curtailment of development activities and costly compliance programs.

         In January 1983, the New Jersey Supreme Court rendered a decision known as the "Mount Laurel II" decision, which has the effect of requiring certain municipalities in New Jersey to provide housing for persons of low and moderate income. In order to comply with such requirements, municipalities in that state may require the Company, in connection with its future residential communities, to contribute funds, on a per unit basis, or otherwise assist in the achievement of a fair share of low or moderate housing in such municipalities.

         In recent years, regulation by Federal and state authorities relating to the sale and advertising of condominium interests and residential real estate has become more restrictive and intense. In order to advertise and sell condominiums and residential real estate in many jurisdictions, including Pennsylvania and New Jersey, the Company has been required to prepare a registration statement or other disclosure document and, in some cases, to file such materials with a designated regulatory agency.

         Despite the Company's past ability to obtain necessary permits and authorizations for its projects, more stringent requirements may be imposed on developers and home builders in the future. Although the Company cannot predict the effect of such requirements, they could result in time-consuming and expensive compliance programs and substantial expenditures for environmental controls which could have a material adverse effect on the results of operations of the Company. In addition, the continued effectiveness of permits already granted is subject to many factors, including changes in policies, rules and regulations and their interpretation and application, which are beyond the Company's control.

         Environmental Regulation and Litigation

         Development and sale of real property creates a potential for environmental liability on the part of the developer, owner or any mortgage lender for its own acts or omissions as well as those of current or prior owners of the subject property or adjacent parcels. If hazardous substances are discovered on or emanating from any of the Company's properties, the owner or operator of the property (including the prior owners) may be held strictly liable for all costs and liabilities relating to such hazardous substances. Environmental studies are undertaken in connection with property acquisitions by the Company.
                                       7

         All testing required by Phase 1A of the phased remedial investigation ("RI") to be performed at Colts Neck Estates, a single family residential development built by the Company in Washington Township, Gloucester County, New Jersey ("Colts Neck"), has been completed. The results of such testing have been submitted to the New Jersey Department of Environmental Protection ("NJDEP") for its review and comment. At NJDEP's request, James C. Anderson Associates, Inc. ("JCA"), Washington Township's consultant, submitted a proposal to NJDEP to delineate three alleged pig manure areas on other portions of Colts Neck. The cost of the delineation is estimated at approximately $34,000; no agreement has been reached with NJDEP over the Company's obligation, if any, to fund this work. The Company continues to fund the cost of the phased RI testing, which is not expected to exceed materially the original estimate of $136,000. Approximately 145 homeowners at Colts Neck have commenced three lawsuits against the Company, which were separately filed in state and Federal courts between April and November, 1993, and now have been consolidated in the United States District Court for the District of New Jersey. The plaintiffs in the consolidated action allege that the Company and other defendants built and sold them homes which had been constructed on and adjacent to land which has been used as a municipal waste landfill and a pig farm. The complaints assert claims under the federal Comprehensive Environmental Response, Compensation and Liability Act, the Federal Solid Waste Disposal Act, the New Jersey Sanitary Landfill Facility Closure and Contingency Act, the New Jersey Spill Compensation and Control Act, as well as under theories of private nuisance, public nuisance, common law fraud, latent defects, negligent misrepresentation, consumer fraud, negligence, strict liability, vendor liability, and breach of warranty, among others.

         In September, 1993 the Company brought a state court action against more than 30 of its insurance companies seeking indemnification and reimbursement of costs of defense in connection with the three Colts Neck actions referred to above. That action has since been stayed and the Company's claims against its insurers have also been brought as third-party claims in the consolidated Colts Neck litigation in Federal court along with third-party claims against the former owners and operators of the Colts Neck property as well as claims against the generator of the waste allegedly disposed on the property.

         Although the Company has vigorously defended the claims brought by the plaintiff homeowners, the Company and other parties in the Colts Neck litigation agreed to mediation which resulted in a settlement agreement. The implementation of the agreement is subject to a number of conditions, including a determination by the court to accord class action status to the litigation. Under the settlement agreement, if implemented, a judgment of $6,000,000 would be entered against the Company, of which $650,000 would be paid in cash promptly. Except as noted, the balance of the judgment would be payable solely out of the proceeds, if any, of recoveries under the litigation against the insurance companies, and the Company would have no liability itself for the balance of the judgment not satisfied from such recoveries. The Company would fund the litigation against the insurance companies, subject to reimbursement of amounts in excess of $100,000 (subject to a limitation on reimbursement of $300,000) from recoveries, if any, from the insurance companies, including pretrial settlements. In the event that the insurance recoveries (whether through settlements or judgments) are less than $500,000, the Company would pay the difference to the homeowners.

         The Company has accrued estimated costs of environmental testing as well as all other reasonably estimable future investigatory, engineering, legal and litigation costs and expenses. Since the Company has not received NJDEP's comments on the testing results of Phase 1A of the RI, it is unable to predict whether any further testing or remediation will be required and, if so, the cost and allocation thereof. The Company reserves the right to opt out of the settlement agreement if there is no satisfactory resolution with NJDEP over its claims. The Company increased its recorded reserves to give effect to its estimate of the net amount payable under the settlement agreement, if implemented, and the unreimbursed costs to the Company of the insurance litigation. The Company believes that neither the implementation of the settlement agreement nor the resolution of this contingency through further litigation will have a material effect on its results of operations or its financial position, although there can be no assurance as to the ultimate outcome of any litigation. Since there are conditions to the implementation of the settlement agreement, there is no assurance that the litigation will not recommence.

         The Company is not aware of any other environmental liabilities associated with any of its other projects.

         Competition

         The real estate industry is highly competitive. The Company competes on the basis of its reputation, location, design, price, financing programs, quality of product and related amenities, with regional and national home builders in its areas of development, some of which have greater sales, financial resources and geographical diversity than the Company. Numerous local residential builders and individual resales of residential units and homesites provide additional competition.

         Employees

         The Company, as of June 30, 1995, employed 194 persons, 63 of whom were executive, administrative and clerical personnel, 37 were sales personnel, and 94 were construction supervisory personnel and laborers.

         The level of construction and sales employees varies throughout the year in relation to the level of activities at the Company's various developments. The Company has had no major work stoppages and considers its relations with employees to be good.

         Economic Conditions

         The Company's business is affected by general economic conditions in the United States and its related regions and particularly by the level of interest rates. The Company cannot predict whether interest rates will be at levels attractive to prospective home buyers or whether mortgage and construction financing will continue to be available. Further, the current economic climate and lack of consumer confidence within the Company's customer base have lessened the demand for new housing. In response to these conditions, the Company has continued to offer incentives to increase sales activity. These actions have reduced gross profits and cash proceeds from residential sales.

         Lease of Executive Offices

         The Company leased executive offices at 2507 Philmont Avenue, Huntingdon Valley, Pennsylvania. The owner of the property is Orleans Investment Land Associates, an affiliated limited partnership controlled by the trust of Selma Orleans and Jeffrey P. Orleans, which has leased approximately 16,400 square feet to the Company at an annual rental rate of $11.50 per square foot, plus utilities and cleaning service. The lease would have expired on June 30, 1996. On August 20, 1995, the building was severely damaged from a fire. The Company is currently leasing office space comprising approximately 12,000 square feet at One Greenwood Square at 3333 Street Road, Bensalem, Pennsylvania. The annual rent is $211,000 with a lease expiring in eighteen months.

Item 3.  Legal Proceedings.

         The Company is a plaintiff or defendant in various cases arising out of its usual and customary business. Except for the litigation described under "Item 2. Properties", the Company believes that it has adequate insurance or meritorious defenses in all pending cases in which it is a defendant and that adverse decisions in any or all of the cases would not have a material effect upon the Company. (See "Item 2 Properties - Environmental Regulation and Litigation" for a discussion of specific litigation).

Item 4. Submission of Matters to a Vote of Security Holders.

         There are no matters to be reported hereunder.

         Item A.  Executive Officers of the Registrant.

         The following list contains certain information relative to executive officers of the Company. There are no family relationships among any executive officers. The term of each executive officer expires at the next annual meeting of the Board of Directors following the annual meeting of Stockholders scheduled to be held in December, 1995 or until their successors are duly elected and qualified.

                    Position         Principal occupation and offices
   Name      Age    or office        past 5 years
- - - ----------   ---    ----------       ------------------------------------------
Jeffrey P.   49     Chairman of      Served as Chairman of the Board
  Orleans           the Board        and Chief Executive Officer since
                    and Chief        September 1986.  From September,
                    Executive        1986 to May 1992 he also served as
                    Officer          President. In addition, Mr. Orleans
                                     served for five years as Chief Executive
                                     Officer of Orleans Construction
                                     Corporation.

Benjamin D.   49    President,       Elected President, Chief Operating
  Goldman           Chief Operating  Officer and a Director of the
                    Officer and      Company on May 27, 1992. From May,
                    Director         1989 to May 27, 1992 served as
                                     Executive Vice President and
                                     Secretary of the Company.  In
                                     addition, Mr. Goldman served as the
                                     President of Orleans Construction
                                     Corporation.

Michael T.    36    Executive Vice   Elected Executive Vice President on
  Vesey             President-       July 18, 1994.  Since joining the
                    Project          Company in July, 1987, he was
                    Management       responsible for project management of the
                                     Company's Pennsylvania communities.

Joseph A.      41   Chief Financial  Elected Chief Financial Officer of the
  Santangelo        Offficer,        Company on July 18, 1994. Mr. Santangelo
                    Treasurer and    was elected Secretary of the Company on
                    Secretary        May 27, 1992 and has been Treasurer
                                     since joining the Company in March 1987.
                                     Mr. Santangelo is a Certified Public
                                     Accountant. In addition, he served in an executive capacity for Orleans
                                     Construction Corporation.

                                     PART II

Item 5. Market for Registrant's Common Stock and Related Stockholder Matters.

         The principal market on which the Company's Common Stock is traded is the American Stock Exchange, Inc. (Symbol: FPO)

         The high and low sales prices on the Exchange (based on reports by National Quotation Bureau, Inc.) for the periods indicated are as follows:


         Fiscal year
         ended June 30,                     High           Low
         ----------------------           --------       --------
         1994 First Quarter               $ 3.000        $ 1.750
              Second Quarter                3.000          2.000
              Third Quarter                 3.438          2.125
              Fourth Quarter                2.750          2.250

         1995 First Quarter               $ 2.250        $ 1.625
              Second Quarter                1.812          1.250
              Third Quarter                 1.688          1.062
              Fourth Quarter                1.625          1.000

The number of common stockholders of record of the Company as of September 22, 1995 was 374.

         The Company has not paid a cash dividend since December 1982. Payment of dividends will depend upon the earnings of the Company, its funds derived from operations, its working capital needs, its debt service requirements, its general financial condition and other factors, and no assurance can be given that the Company will pay dividends in the future.

Item 6.  Selected Financial Data.

         The following table sets forth selected financial data for the Company and should be read in conjunction with the Consolidated Financial Statements and Notes thereto included under Item 8 of this Form 10-K.

                      (In thousands except per share data)

                                            Year Ended June 30,
                                ---------------------------------------------
Operating Data                    1995     1994(2)    1993      1992     1991
- - - --------------                   ------    -------   ------    ------   -----
Earned revenues                 $107,840  $66,618  $42,584   $38,346  $67,862
Income (loss) from
  continuing operations            1,201     (766)  (8,513)   (2,634)  (6,694)
Primary income (loss) per
  share from continuing
  operations                         .10     (.07)   (1.32)     (.55)   (1.67)
Fully-diluted income (loss)
  per share from continuing
  operations                         .10     (.07)   (1.27)     (.34)   (1.67)

                                                 June 30,
                               ----------------------------------------------
Balance Sheet Data(1)             1995    1994(3)    1993      1992      1991
- - - ------------------               ------   -------   ------     ------   -----
Residential properties         $ 35,757  $35,016  $12,863    $11,768  $12,655
Land and improvements            52,921   46,681   32,389     42,087   48,393
Total assets                    102,274   97,754   57,235     70,763   82,312
Mortgage and other
  note obligations               40,721   36,806   25,097     33,425   47,226
Senior notes                        371      664    6,376      5,695    4,731
Subordinated
  debentures                      2,231    2,363    3,653      3,251    2,917
Other Notes Payable               9,455   10,509    2,761      2,559    4,000
Shareholders' equity
 (deficit)                       12,146   10,945     (403)     7,931    5,036

- - - -------------------
(1) The Company has not paid a cash dividend since December 1982.
(2) Includes results of operations of OCC from October 22, 1993 (date of acquisition) through June 30, 1994.
(3) Includes balance sheet data of OCC, acquired by the Company on October 22, 1993.

Item 7. Management's Discussion and Analysis of Financial
        Condition And Results of Operations

Liquidity and Capital Resources

         The Company requires capital to purchase and develop land, to construct units, fund related carrying costs and overhead and to fund various advertising and marketing costs to facilitate sales. The Company's sources of capital include funds derived from operations, sales of assets and various borrowings, most of which are secured. At June 30, 1995, the Company had approximately $59,600,000 available to be drawn under existing secured revolving and construction loans for planned development expenditures. These expenditures include site preparation, roads, water and sewer lines, impact fees and earthwork, as well as the construction costs of the units and amenities.

         The Company believes that the funds generated from operations, financing commitments from commercial lenders, and the effects of the 1993 Recapitalization Transactions, which are described below, will provide the Company with sufficient capital to meet its operating needs through fiscal 1996.

Economic Conditions

         The sluggish growth of the general economy in the Northeastern United States, contradictory economic data, and lack of consumer confidence have lessened the demand for new housing. During fiscal 1995, the homebuilding industry continued to feel the effects of the increase in interest rates, resulting in decreased customer traffic at sales offices and reduced sales. In response to these economic conditions, the Company has continued to offer various incentives at certain communities to increase sales velocity. These actions have reduced gross profits and cash proceeds from residential property sales from recent historical levels. Any significant further downturn in economic factors affecting the real estate industry may require additional incentives or reductions in net sales prices.

         The tables included in "Item 2 - Properties" summarize the Company's revenues, new orders and backlog data for the year ended June 30, 1995 with comparable data for fiscal 1994 and 1993.

         New orders for fiscal 1995 were 489 units totaling $78,252,000 compared with 601 units totaling $104,104,000 for 1994. Fiscal 1994 amounts include existing OCC backlog acquired as of October 22, 1993 which consisted of 192 units totaling $28,744,000. At June 30, 1995, the Company had a backlog of 264 units with a sales value of $45,829,000 compared to 387 units totaling $69,961,000 at June 30, 1994. The Company anticipates delivering substantially all of its backlog units during fiscal 1996. The decline in both the number of units and dollar value of the Company's new orders and backlog at June 30, 1995 as compared to fiscal 1994 amounts is due to the factors discussed previously under economic conditions. In addition, the significant decline in backlog at June 30, 1995 was due in part to the severe winter weather experienced during January through March, 1994 which hampered construction activity and delayed deliveries during fiscal 1994 at all of the Company's communities.

         The reduction in the average price per unit of the fiscal 1995 new orders and June 30, 1995 backlog is a result of a change in the mix of the units sold. New orders and ending backlog for fiscal 1995 as compared to those for the prior years included a significantly higher proportion of condominium and townhome units as compared to single-family units. This increase in multi-family units sold is primarily due to the introduction of townhome and condominium communities at the Company's Warwick Township, Bucks County, Pennsylvania development and the economic conditions previously discussed which limited the sale of single-family homes.

Inflation

         Inflation can have a significant impact on the Company's liquidity. Rising costs of land, materials, labor, interest and administrative costs have generally been recoverable in prior years through increased selling prices. The Company has been able to increase prices to cover portions of the significant increases in lumber and other building products in recent years. However, there is no assurance the Company will be able to continue this practice in the future due to the current sluggish growth in the general economy in the Northeastern United States and the other factors discussed under economic conditions.

Joint Ventures

         The Company is a general partner in two joint ventures with private investors which are developing communities in Cherry Hill and Mt. Laurel, New Jersey. These activities will provide additional operating funds to the Company without the need for land acquisition funds.

 Tax Matters

         The Company adopted the accounting for income taxes prescribed by SFAS 109 effective July 1, 1993. The cumulative effect of this change in accounting principles was to increase net income by $3,970,000 in fiscal 1994. (See Note 12 to the Consolidated Financial Statements.)

1993 Recapitalization Transactions

         Overview

         As part of its continuing efforts to restructure its operations, eliminate high interest indebtedness, obtain new capital for operations and improve its market share in its primary operating areas, the Company consummated several transactions with various of its principal stockholders, creditors and investors during fiscal 1994 (herein collectively called the "1993 Recapitalization Transactions"). The 1993 Recapitalization Transactions include:
(i) acquisition of Orleans Construction Corporation ("OCC"); (ii) issuance of new notes by the Company and sale of Common Stock by Jeffrey P. Orleans ("Mr. Orleans"); (iii) a corporate debt restructuring; (iv) capital transactions with the Flora Group and (v) a mortgage debt restructuring.

         Acquisition of Orleans Construction Corporation

         On October 22, 1993, the Company completed a transaction among the Company, OCC, a Pennsylvania corporation, and Mr. Orleans, Chairman of the Board and Chief Executive Officer of the Company and formerly the owner of all of the outstanding stock of OCC. Mr. Orleans exchanged his OCC stock for newly-created Series C Preferred Stock, which was subsequently converted into 6,000,000 shares of Common Stock in September, 1994. As a result, OCC has become a wholly-owned subsidiary of the Company. The assets acquired by the Company consist of real estate located primarily in Mount Laurel Township, New Jersey. This acquisition was recorded at the OCC historical cost basis at the date of the transfer, since it was conducted with an entity deemed to be under common control. The total assets acquired and liabilities assumed at the date of the OCC acquisition were $35,129,000 and $34,841,000, respectively.

         Issuance of Series A Notes by the Company and Sale of Common Stock by Jeffrey P. Orleans

         During the second quarter of fiscal 1994, the Company issued an aggregate principal amount of $3,000,000 of newly-created Series A Notes to investors in a private placement (the "Series A Investors"), including Mr. Orleans, other executive officers, directors and key personnel of the Company for cash consideration. The Series A Notes bear interest at 2% over the prime rate with a maturity date of September 15, 1998.

         Contemporaneously with the sale by the Company of the Series A Notes, Mr. Orleans sold 1,674,000 shares of Common Stock of the Company owned by him to the other Series A Investors. The shares sold by Mr. Orleans are previously issued shares. In addition, Mr. Orleans was issued $1,000,000 in new Series B Notes for cash consideration. The Notes have similar terms to the Series A Notes. Series A and B notes require principal repayments as proceeds are received by the Company from the sale of residential homes at certain communities.

         Corporate Debt Restructuring

         During the second quarter of fiscal 1994, the Company issued $1,800,000 of Series B Notes in exchange for approximately $7,700,000 aggregate principal and accrued interest of Senior Notes and Subordinated Debentures owned by Mr. Orleans. The $1,800,000 represents the acquisition cost of Mr. Orleans for the Senior Notes and Subordinated Debentures, together with the related carrying costs. Mr. Orleans acquired these securities from the former institutional holders thereof during fiscal 1993. These securities were first offered to the Company which did not, at the time, have sufficient funds or other available financial resources to acquire the securities. This transaction resulted in an extraordinary gain of $3,718,000 net of income taxes of approximately $1,989,000.

         Transactions with Flora Group

         On August 27, 1993, the Company consummated a Note and Stock Acquisition Agreement with the Flora Group, a group of entities which were formerly principal stockholders and creditors of the Company. The transactions included the exchange of cash and certain real estate assets owned by the Company for the retirement of subordinated notes.

         This exchange resulted in an extraordinary gain during fiscal 1994 of approximately $616,000, which is net of income tax of $377,000. Additionally, the Company issued new debt securities to the Flora Group in exchange for the retirement of mandatorily redeemable Preferred Stock and the repurchase of 1,002,513 shares of Common Stock. This stock is being retained by the Company as treasury stock.

         Mortgage Debt Restructuring

         On September 14, 1993, the Company consummated an agreement with the Federal Deposit Insurance Corporation ("FDIC") (which had succeeded to the mortgage debt ownership as a result of financial difficulties of the original lender) under which the Company was able to fully satisfy mortgage obligations aggregating approximately $10,700,000 in exchange for a payment of approximately $5,700,000. The funds required to consummate this transaction were obtained primarily from the proceeds of approximately $5,000,000 from new loans secured by real estate assets of the Company. In addition, a portion of the proceeds of a $1,300,000 loan from Mr. Orleans was used to consummate this transaction. The loan was secured by a mortgage on land owned by the Company. This loan was repaid with proceeds from the issuance of Series A and Series B Notes. This transaction resulted in an extraordinary gain on early extinguishment of debt of $3,185,000, net of income tax expense of $1,821,000.

         During fiscal 1994, the Company entered into agreements with one of its lenders to satisfy several mortgage obligations aggregating $4,272,000 at less than the carrying value of the debt. An extraordinary gain on early extinguishment of debt of $437,000 net of income tax expense has been reflected in the fiscal 1994 financial statements.

                    Fiscal Years Ended June 30, 1995 and 1994

Results of Operations

         Earned Revenues

         The significant increase in revenues earned and units delivered from the sale of residential properties of $37,932,000 and 234 units, respectively, is due to the introduction of sales at the Company's Warwick Township, Bucks County, Pennsylvania condominium community and increases in deliveries at a majority of the Company's other communities coupled with the inclusion of OCC operations for a full year in fiscal 1995. In addition, the severe winter weather experienced during January through March, 1994, which hampered construction activity, resulted in reduced deliveries during the prior year. Revenue from land sales for the twelve months ended June 30, 1995 increased $3,380,000 due to a second quarter fiscal 1995 land sale of $3,336,000. This land sale, to an unaffiliated third party, related to property acquired by the Company upon exercise of its option to purchase a section of land located in East Brunswick, New Jersey under an Option Agreement with OB&D.

         Costs and Expenses

         Costs and expenses for the fiscal year ended June 30, 1995 increased $39,089,000 compared to fiscal 1994. The increase is primarily the result of increases in costs of residential properties sold, and selling, general and administrative expenses of $32,930,000 and $2,739,000, respectively. The increase in costs of residential properties is directly correlated with the increase in units sold. Overall gross profit on units sold during fiscal 1995 is consistent with fiscal 1994. The increases in selling, general and administrative expenses is consistent with both the increase in revenues from residential property sales and the inclusion of the former OCC operations for a full year in fiscal 1995. Moreover, the Company commenced marketing at six new communities during fiscal 1995 which also contributed to the aforementioned increase. As of June 30, 1995, the Company was actively marketing twenty communities.

 Extraordinary Items

         As more fully discussed under liquidity and capital resources, the Company had several extraordinary items during fiscal 1994, each of which resulted from the early extinguishment of debt. These transactions are: (i) the retirement of mortgage note obligations secured by real estate which resulted in extraordinary gains of $3,622,000 net of related income tax expense of $1,821,000, (ii) the Flora transactions which resulted in the extraordinary gain on early extinguishment of the subordinated note payable of $616,000, net of income tax expense of $377,000 and (iii) the extraordinary gain on the early extinguishment of Senior Notes and Subordinated Debentures which resulted in an extraordinary gain of $3,718,000 net of related income taxes of $1,989,000. The combined effect of these transactions resulted in extraordinary gains aggregating $7,956,000 net of related income taxes for the twelve months ended June 30, 1994.

         Net Income (Loss)

         Net income for fiscal 1995 of $1,201,000 ($.10 primary earnings per share; $.10 fully diluted earnings per share) is a significant decrease from the fiscal 1994 net income of $11,160,000 ($1.08 primary income per share; $1.05 fully diluted income per share). This decrease is due largely to the previously discussed extraordinary gains of $7,956,000 ($.77 per primary share and $.75 per fully diluted share) and the cumulative effect of the change in accounting principle adjustment of $3,970,000 ($.38 per primary share and $.37 per fully diluted share). Income from operations during fiscal 1995 of $1,201,000 represents a substantial improvement over the fiscal 1994 loss from operations of $766,000. This improvement is directly attributable to the increase in revenues previously discussed.

                    Fiscal Years Ended June 30, 1994 and 1993

         Earned Revenues

         The overall increase in revenues earned and units delivered from the sale of residential properties of $23,749,000 and 132 units, respectively, is primarily attributable to the October 22, 1993 acquisition of OCC which accounts for 153 units totaling $22,703,000. The increase in revenues from land sales for the twelve months ended June 30,1994 of $710,000 is due to the sale of 20 lots of a parcel of improved land. The Company purchased this parcel consisting of approximately 90 lots in December, 1993. The remaining lots of this parcel are under an option to be sold through fiscal 1996. The reduction in other income of $425,000 is primarily attributable to a decrease in income from bank-owned workout projects. Several of the workout projects, from which the Company earns a commission for the construction and marketing of units in communities owned by various banks, were substantially completed during fiscal 1993. A reduction in interest income resulting from the decline in outstanding mortgage receivables at June 30, 1994 when compared to the prior year end also contributed to the reduction in other income.

         Costs and Expenses

         Costs and expenses for the fiscal year ended June 30, 1994 increased $16,388,000 compared to fiscal 1993. The OCC acquisition resulted in an additional $22,835,000 of expenses in fiscal 1994, including $19,423,000 and $3,057,000, relating to costs of residential properties sold and selling, general and administrative expenses, respectively. The expenses attributable to the OCC acquisition discussed above were partially offset by the timing of a $7,700,000 net realizable value adjustment made to land values during fiscal 1993. Fiscal 1994 costs and expenses include $495,000 of expenses relating to the negotiation and completion of certain of the 1993 Recapitalization Transactions, primarily the acquisition of OCC.

Extraordinary Items

         As more fully discussed under liquidity and capital resources, the Company had several extraordinary items during fiscal 1994, each of which resulted from the early extinguishment of debt. These transactions are: (i) the retirement of mortgage note obligations secured by real estate which resulted in extraordinary gains of $3,622,000 net of related income tax expense of $1,821,000, (ii) the Flora transactions which resulted in the extraordinary gain on early extinguishment of the subordinated note payable of $616,000, net of income tax expense of $377,000 and (iii) the extraordinary gain on the early extinguishment of Senior Notes and Subordinated Debentures which resulted in an extraordinary gain of $3,718,000 net of related income taxes of $1,989,000. The combined effect of these transactions resulted in extraordinary gains aggregating $7,956,000 net of related income taxes for the twelve months ended June 30, 1994. The extraordinary gains of $7,956,000 coupled with the cumulative effect of change in accounting principle of $3,970,000 (as discussed more fully below) account for substantially all of the increase in total Shareholders Equity of $11,348,000 at June 30, 1994.

Cumulative Effect of Change in Accounting Principle

         The Company adopted the principles of SFAS 109, as required, effective July 1, 1993 on a prospective basis. The cumulative effect of adoption of SFAS 109 was approximately $3,970,000, as adjusted. This gain is primarily the result of the effects of previously unrecognized net operating losses and other carryforward tax benefits in excess of net deferred taxable items and net of a valuation reserve of approximately $1,000,000. The valuation reserve reflected the excess of the carryforwards over existing net deferred taxable items and expected taxable gains on certain of the 1993 Recapitalization Transactions. (See Note 1 to the Consolidated Financial Statements.)

         Net Income (Loss)

         The net income for fiscal 1994 of $11,160,000($1.08 primary earnings per share; $1.05 fully diluted earnings per share) is a significant increase from the fiscal 1993 net loss of $8,513,000 ($1.32 primary loss per share; $1.27 fully diluted loss per share). This increase is due largely to the previously discussed extraordinary gains of $7,956,000 ($.77 per primary share and $.75 per fully diluted share) and the cumulative effect of the change in accounting principle adjustment of $3,970,000 ($.38 per primary share and $.37 per fully diluted share), and the previously discussed fiscal 1993 land adjustment of $7,700,000.

Item 8.   Financial Statements and Supplementary Data.

                        FPA CORPORATION AND SUBSIDIARIES

                          INDEX TO FINANCIAL STATEMENTS

                                                                          Page
                                                                          ----

Report of independent accountants                                           19

Consolidated balance sheets at June 30, 1995
      and June 30, 1994                                                     20

Consolidated statements of operations and retained
      earnings for the years ended June 30, 1995,
      1994 and 1993                                                         21

Consolidated statements of cash flows for the
     years ended June 30, 1995, 1994 and 1993                               23

Notes to consolidated financial statements                                  24

Financial statement schedules

              Indebtedness of and to related parties - not
              current (Schedule IV)                                         39

              Valuation and qualifying accounts (Schedule VIII)             40

              Supplementary information to consolidated
              statements of operations (Schedule X)                         41

         All other schedules have been omitted because they are not applicable or the required information is shown in the consolidated financial statements or notes thereto.

         The individual financial statements of the Registrant's subsidiaries have been omitted since the Registrant is primarily an operating company and all subsidiaries included in the consolidated financial statements, in the aggregate, do not have minority equity interest and/or indebtedness to any person other than the Registrant or its consolidated subsidiaries in amounts which together exceed 5 percent of total consolidated assets at June 30, 1995, excepting indebtedness incurred in the ordinary course of business.

                        Report of Independent Accountants

To the Board of Directors and Shareholders of FPA Corporation.

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of FPA Corporation and its subsidiaries at June 30, 1995 and 1994, and the results of their operations and their cash flows for each of the three years in the period ended June 30, 1995, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP
Philadelphia, Pennsylvania
September 22, 1995

                        FPA CORPORATION AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

                                                     June 30,
                                                 ----------------
                                                  1995      1994
                                                 ----------------
ASSETS                                            (In thousands)
- - - ------                                           ----------------
Cash                                           $  2,324  $  2,506
Receivables
   Trade accounts                                 3,636     6,026
   Mortgage and other notes                       1,674     2,062
Real estate held for development and sale
   Residential properties completed
     or under construction                       35,757    35,016
   Land held for development or sale
     and improvements                            52,921    46,681
Property and equipment, at cost, less
  accumulated depreciation                          523       521
Deferred charges and other assets                 5,439     4,942
                                                -------    ------
                                               $102,274  $ 97,754
                                               ========  ========

LIABILITIES AND SHAREHOLDERS' EQUITY
- - - ------------------------------------
Liabilities
Accounts payable                               $ 21,445  $ 18,188
Accrued expenses                                  6,292     6,851
Amounts due to related parties                    3,657     3,419
Customer deposits                                 2,739     4,911
Mortgage and other note obligations
   primarily secured by:
  Mortgage notes receivable                       1,419     1,900
  Residential properties                         27,998    19,835
  Land held for development or sale
    and improvements                             11,304    15,071
Senior notes                                        371       664
Subordinated debentures                           2,231     2,363
Other notes payable                               9,455    10,509
Deferred income taxes                             2,583     2,538
Minority interests                                  634       560
                                                -------    ------
    Total liabilities                            90,128    86,809
                                                -------    ------

Shareholders' equity
Preferred stock, $1 par, 500,000 shares
  authorized, 50,000 shares of Series C
  issued and outstanding in 1994(liquidation
  preference of $120 per share)                                50
Capital in excess of par value - preferred stock              238
Common stock, $.10 par, 20,000,000 shares
  authorized, 12,698,131 shares issued at
  June 30, 1995 and 6,698,131 shares
  issued at June 30, 1994                         1,270       670
Capital in excess of par value - common stock    17,726    18,038
Retained earnings (deficit)                      (6,104)   (7,305)
Treasury stock, at cost (1,002,513 shares
  at June 30, 1995 and 1994)                       (746)     (746)
                                                -------    ------
  Total shareholders' equity                     12,146    10,945
                                               --------  --------
Commitments and contingencies
                                               --------  --------
                                               $102,274  $ 97,754
                                               ========  ========
See notes to consolidated financial statements

                        FPA CORPORATION AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                              AND RETAINED EARNINGS

                                   For the year ended June 30,
                          ------------------------------------
                                     1995      1994      1993
- - - --------------------------------------------------------------
                          (In thousands, except per share data)
- - - --------------------------------------------------------------
EARNED REVENUES
   Residential properties         $102,384   $ 64,452  $ 40,703
   Land sales                        4,090        710
   Other income                      1,366      1,456     1,881
- - - ---------------------------------------------------------------
                                   107,840     66,618    42,584
- - - ---------------------------------------------------------------
COSTS AND EXPENSES
   Residential properties           88,435     55,505    44,208
   Land sales                        3,380        570
   Other                               667        472       460
   Selling, general and
     administrative                 11,898      9,159     4,388
   Interest
     Incurred                        6,184      4,511     4,274
     Less capitalized               (5,019)    (3,503)   (3,207)
   Environmental litigation
     expenses                          750                  850
   Minority interests                   74         71       (81)
   Recapitalization expenses                      495
- - - ---------------------------------------------------------------
                                   106,369     67,280    50,892
- - - ---------------------------------------------------------------
Income (loss) before income taxes    1,471       (662)   (8,308)
Income tax expense                    (270)      (104)     (205)
- - - ---------------------------------------------------------------
Income (loss)from operations
   before extraordinary items and
   cumulative effect of change
   in accounting principle           1,201       (766)   (8,513)
- - - ---------------------------------------------------------------
Extraordinary items, net                        7,956
Cumulative effect of change in
   accounting principle                         3,970
- - - ---------------------------------------------------------------
Net income (loss)                    1,201     11,160    (8,513)
Retained earnings (deficit)
   at beginning of year             (7,305)   (18,465)   (9,952)
- - - ---------------------------------------------------------------
Retained earnings (deficit) at
   end of year                    $ (6,104)  $ (7,305) $(18,465)
- - - ---------------------------------------------------------------

                                                       Continued...

                        FPA CORPORATION AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                              AND RETAINED EARNINGS

                                   For the year ended June 30,
                          ------------------------------------
                                     1995      1994      1993
- - - --------------------------------------------------------------
                          (In thousands, except per share data)
- - - --------------------------------------------------------------
Primary earnings (loss) per share:
   Income (loss) before
     extraordinary items and
     cumulative effect of
     change in accounting
     principle                    $   .10    $  (.07)  $ (1.32)
   Extraordinary gains                           .77
   Cumulative effect of change
     in accounting principle                     .38
- - - --------------------------------------------------------------
Total                             $   .10    $  1.08   $ (1.32)
- - - --------------------------------------------------------------
Fully diluted earnings (loss) per share:
  Income (loss) before
    extraordinary items and
    cumulative effect of
    change in accounting
     principle                    $   .10    $  (.07)  $ (1.27)
   Extraordinary gains                           .75
   Cumulative effect of change
     in accounting principle                     .37
- - - --------------------------------------------------------------
Total                             $   .10    $  1.05   $ (1.27)
- - - --------------------------------------------------------------

See notes to consolidated financial statements

                        FPA CORPORATION AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                For the year ended June 30,
                                              ----------------------------
                                                 1995       1994      1993
- - - --------------------------------------------------------------------------
                                                       (In thousands)
- - - --------------------------------------------------------------------------
Cash flows from operating activities:
 Net income (loss)                            $  1,201  $ 11,160 $ (8,513)
 Adjustments to reconcile net income (loss)
  to net cash provided (used) by
  operating activities:
   Extraordinary gains on early
    extinguishments of debt                               (7,956)
   Cumulative effect of change in
    accounting principle                                  (3,970)
   Depreciation and amortization                   205       116      152
   Deferred income taxes                                             (348)
   Adjustments to land and residential
    property values                                                 7,700
 Changes in operating assets and liabilities:
   Receivables                                   2,778     1,700    1,670
   Real estate held for development and
    sale                                        (6,981)   (7,981)     903
   Property and equipment                         (207)     (145)     (15)
   Deferred charges and other assets              (497)      614     (463)
   Accounts payable and other liabilities        3,010     2,731    2,814
   Customer deposits                            (2,172)      819      349
   Deferred income taxes                            45       (75)
- - - -------------------------------------------------------------------------
     Net cash provided (used) by operating
       activities                               (2,618)   (2,987)   4,249
- - - -------------------------------------------------------------------------
Cash flows from investing activities:
 Cash acquired from business combination                     265
 Capital contributions from minority interests                        450
- - - -------------------------------------------------------------------------
     Net cash provided by investing activities               265      450
- - - -------------------------------------------------------------------------
Cash flows from financing activities:
 Borrowings from loans secured by real
  estate assets                                 81,709    60,205   27,459
 Repayment of loans secured by real
  estate assets                                (77,313)  (58,283) (30,678)
 Proceeds from issuance of Series A and
  Series B notes payable                                   4,000
 Repayment of loans secured by mortgages
  receivable                                      (481)   (3,164)  (1,993)
 Repayment of subordinated debentures and
  senior notes payable                            (425)     (326)     (80)
 Proceeds from the issuance of Common Stock                            78
 Borrowings from other note obligations          1,127     2,144
 Repayments of other note obligations           (2,181)     (304)      (5)
- - - -------------------------------------------------------------------------
     Net cash provided by (used in)
       financing activities                      2,436     4,272   (5,219)
- - - -------------------------------------------------------------------------
 Net increase (decrease) in cash                  (182)    1,550     (520)
 Cash at beginning of year                       2,506       956    1,476
- - - -------------------------------------------------------------------------
 Cash at end of year                          $  2,324 $   2,506 $    956
=========================================================================
See notes to consolidated financial statements

                        FPA CORPORATION AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

FPA Corporation and its subsidiaries (the Company) are currently engaged in residential real estate development in Pennsylvania and New Jersey.

A summary of the significant accounting principles and practices used in the preparation of the consolidated financial statements follows:

PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly-owned. The financial statements include the consolidated financial position and results of operations of Versailles Associates, L.P., and Bridlewood Associates, L.P., joint ventures in which a subsidiary of the Company is the sole General Partner. The outside limited partners have been allocated their portion of the income or loss and equity. These amounts are presented as minority interests in the financial statements. All material intercompany transactions and accounts have been eliminated.

EARNED REVENUES FROM REAL ESTATE TRANSACTIONS
The Company recognizes revenues from sales of residential properties at the time of closing except as discussed below.

The Company sells developed and undeveloped land in bulk and under option agreements. Revenues from sales of land and other real estate are recognized when the Company has received an adequate cash down payment and all other conditions necessary for profit recognition have been satisfied. To the extent that certain sales or portions thereof do not meet all conditions necessary for profit recognition, the Company uses other methods to recognize profit, including cost recovery and the deposit methods. These methods of profit recognition defer a portion or all of the profit and recognition of the profit is dependent upon the occurrence of future events.

REAL ESTATE CAPITALIZATION AND COST ALLOCATION
Residential properties completed or under construction are stated at cost or estimated net realizable value, whichever is lower. Costs include land and land improvements, direct construction costs, construction overhead costs, interest on indebtedness and real estate taxes. Selling and advertising costs are expensed as incurred. Total estimated costs of multi-unit developments are allocated to individual units based upon specific identification methods.

Land held for development or sale and improvements are stated at cost or estimated net realizable value, whichever is lower. During fiscal 1993 the Company reduced its land and residential property carrying values by $7,700,000. This adjustment was reflected in the financial statements as costs and expenses of residential proper ties for the year ended June 30, 1993. No such adjustments were required in fiscal 1995 and 1994.

Land and improvement costs include land, land improvements, interest on indebtedness and real estate taxes. Appropriate costs are allocated to projects on the basis of acreage, dwelling units and relative sales value.

Land and land improvements applicable to condominiums, townhomes, single-family homes and other projects are transferred to construction in progress when construction commences.

Interest costs included in Costs and Expenses for fiscal years 1995, 1994 and 1993 were $5,236,000, $4,473,000 and $4,322,000, respectively.

DEPRECIATION, AMORTIZATION AND MAINTENANCE EXPENSE
Depreciation and amortization is primarily provided on the straight-line method at rates calculated to amortize the cost of the assets over their estimated useful lives. Expenditures for maintenance, repairs and minor renewals are expensed as incurred; major renewals and betterments are capitalized. At the time depreciable assets are retired or otherwise disposed of, the cost and the accumulated depreciation of the assets are eliminated from the accounts and any profit or loss is recognized.

LEASES
The Company's leasing arrangements as lessee include the leasing of certain office space, residential units and equipment. These leases have been classified as operating leases.

INCOME TAXES
In February, 1992, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 109 (SFAS 109), "Accounting for Income Taxes". The Company has adopted the principles of SFAS 109, as required, effective July 1, 1993 on a prospective basis. The cumulative effect of adoption of SFAS 109 was approximately $3,970,000, as adjusted.

The Company and its subsidiaries file a consolidated federal income tax return. See Note 12 for an additional discussion of income tax matters.

EARNINGS PER SHARE
Primary earnings (loss) per common share is computed by dividing net income
(loss) by the weighted average number of common shares outstanding and common stock equivalents. The weighted average number of shares used to compute primary earnings (loss) per common share was 11,974,618 shares in 1995, 10,355,805 shares in 1994 and 6,454,648 shares in 1993.

Fully diluted earnings per common share is computed by dividing net income
(loss) by the weighted average number of shares of common stock outstanding and all potentially dilutive securities. There were 11,974,618 shares in 1995, 10,644,693 shares in 1994, 6,692,408 shares in 1993.

The fiscal 1994 shares for both primary and fully diluted assume the conversion of the Series C preferred stock effective October 22, 1993 and the options (as described in Note 13), are outstanding as of July 1, 1993.

RECLASSIFICATIONS
Certain amounts of the accompanying financial statements have been reclassified for comparative purposes.

CONSOLIDATED STATEMENTS OF CASH FLOWS
For purposes of reporting cash flows, short-term investments with original maturities of ninety days or less are considered cash equivalents.

Supplemental disclosures of cash flow information:


                                             (In thousands)
                                          1995     1994    1993
                                         ----------------------
Cash paid during the year for:
Interest (net of amounts capitalized)   $  205   $   97   $   -
Income taxes                               297    1,023      356

The 1993 Recapitalization Transactions (Note 2) include significant non-cash components. The following schedule summarizes these items:

                                       Acquisition     Other 1993
                                         of OCC     Recapitalization
                                         10/22/93      Transactions
                                       -----------  ----------------
Cash                                  $    265        $
Receivables                              1,814            (223)
Real estate held for development
  and sale                              29,843          (1,379)
Property and equipment                     447
Deferred charges and other assets        2,760             (10)
                                        ------          ------
                                      $ 35,129        $ (1,612)
                                        ======          ======

Accounts payable and accrued
  liabilities                         $ 12,768        $   (356)
Customer deposits                        1,660
Mortgage and other note obligations
  primarily secured by:
  Mortgage receivables
  Real estate held for development
   or sale                              18,475          (5,524)
Senior notes                                            (5,505)
Subordinated debentures                                 (1,192)
Other notes payable                        769           1,139
Deferred taxes                           1,169
                                        ------          ------
Minority interest                       34,841        $(11,438)
                                        ------          ------

Mandatorily redeemable series
  A preferred stock                                     (2,000)

Series C preferred stock                    50
Capital in excess of par -
  preferred                                238
Common stock
Capital in excess of par - common                          646
Retained earnings                                       11,926
Treasury stock                                            (746)
                                        ------          ------
                                           288           9,826
                                        ------          ------
                                      $ 35,129        $ (1,612)
                                        ======          ======

On October 22, 1993, the Company acquired Orleans Construction Corporation as more fully described in Note 2. The assets acquired, liabilities assumed and other noncash effects of this transaction have not been reflected in the Consolidated Statements of Cash Flows.

As discussed in Note 2, on October 22, 1993, a transaction was completed between the Company and Jeffrey P. Orleans whereby the Company issued $1,800,000 of Series B Notes in exchange for $6,331,000 aggregate principal and accrued interest of 12 5/8% Senior Notes due August 15, 1996, and $1,371,000 aggregate principal and accrued interest of 1991 Subordinated Debentures due September 1, 2000 owned by Mr. Orleans. This transaction resulted in an extraordinary gain of $3,718,000, net of income taxes of $1,989,000.

The Flora transactions described in Note 2 include certain non cash items which have not been reflected in the Consolidated Statements of Cash Flows. These items include approximately $1,500,000 of real estate assets given in exchange for the retirement of the Company's Subordinated Note payable with a principal balance of $2,559,380 plus accrued interest. Further, $2,100,000 of new notes payable were issued in exchange for 50,000 shares of Series A Preferred Stock, which has been canceled, and the reacquisition of 1,002,513 shares of the Company's Common Stock.

As discussed in Note 2, in September, 1993 the Company consummated an agreement with the Federal Deposit Insurance Corporation ("FDIC") under which the Company was able to fully satisfy mortgage obligations at less than the carrying value of the debt. An extraordinary gain on early extinguishment of debt of $3,185,000 net of income tax expense of $1,821,000 is reflected in the fiscal 1994 financial statements.

Also discussed in Note 2, during fiscal 1994, the Company entered into an agreement with one of its lenders to satisfy several mortgage obligations aggregating $4,272,000 at less than the carrying value of the debt. An extraordinary gain on early extinguishment of debt of $437,000, net of income tax expense has been reflected in the fiscal 1994 financial statements.

In July, 1992, the Company issued 200,000 shares of Common Stock to an unaffiliated party for services respecting the certain restructuring transactions. The cost of such services had previously been accrued by the Company.

In January, 1993, Flora Real Estate Management Company ("Flora") exercised its option to acquire for a nominal consideration 400,000 shares of the Company's common stock. This option was granted to Flora in connection with an April 1990 exchange transaction between the Company and Flora.

In February, 1993, Flora exercised its option to acquire Mortgage Notes Receivable of the Company with an outstanding principal balance of approximately $4,500,000. The purchase price for such notes was the then outstanding related debt balance of approximately $3,100,000. A provision for $1,400,000 to reduce the carrying value of the Mortgage Notes Receivable was recorded when the option was granted in connection with the April, 1990 exchange transaction between the Company and Flora.

During fiscal 1994 and 1993, the Company issued payment-in-kind obligations to a majority of its Senior Note, Subordinated Debenture and Subordinated Note holders in lieu of scheduled cash interest payments aggregating approximately $159,000 and $1,155,000, respectively.

Note 2.  1993 RECAPITALIZATION TRANSACTIONS

As part of its continuing efforts to restructure its operations, eliminate high interest indebtedness, obtain new capital for operations and improve its market share in its primary operating areas, the Company has consummated several transactions with various of its principal stockholders, creditors and investors during fiscal 1994 (herein collectively called the "1993 Recapitalization Transactions"). The 1993 Recapitalization Transactions include: (i) acquisition of Orleans Construction Corporation ("OCC"); (ii) issuance of new notes by the Company and sale of Common Stock by Jeffrey P. Orleans ("Mr. Orleans");(iii) a corporate debt restructuring; (iv) capital transactions with the Flora Group; and (v) a mortgage debt restructuring.

Acquisition of Orleans Construction Corporation

On October 22, 1993, the Company completed a transaction among the Company, OCC, a Pennsylvania corporation, and Mr. Orleans, Chairman of the Board and Chief Executive Officer of the Company and formerly the owner of all of the outstanding stock of OCC. Mr. Orleans exchanged his OCC stock for newly-created Series C Preferred Stock, which was converted into 6,000,000 shares of Common Stock in September, 1994. As a result, OCC has become a wholly-owned subsidiary of the Company. The assets acquired consist of real estate primarily in Mount Laurel Township, New Jersey. This acquisition by the Company was recorded at the OCC historical cost basis at the date of the transfer, since it was conducted with an entity deemed to be under common control. The total assets and liabilities assumed at the date of the OCC acquisition were $35,129,000 and $34,841,000, respectively.

Summarized below are the combined results of operations, on an unaudited proforma basis, as if the acquisition of OCC had occurred as of the beginning of the periods presented. The proforma financial information does not purport to be indicative of either the results of operations that would have occurred had the acquisition occurred at the beginning of such periods or of future results of operations of the combined companies.

                                           Proforma
                                    For the Year Ended June 30,
                                       1994             1993
                             --------------------------------------
                             (in thousands except per share amounts)
                                            (unaudited)

   Earned Revenues                    $75,839         $80,662
                                       ======          ======
   Loss from continuing
      operations before
      extraordinary items
      and cumulative effect
      of change in
      accounting principle            $(1,090)        $(7,962)
                                       ======          ======
   Net income (loss)                  $10,836         $(7,962)
                                       ======          ======
   Primary earnings per
      share:
   Loss before extraordinary
      items and cumulative
      effect of change in
      accounting principle            $  (.22)        $  (.64)
                                       ======          ======
   Net income (loss)                  $   .75         $  (.64)
                                       ======          ======

   Fully  diluted earnings
      (loss) per share:
   Loss before extraordinary
      items and cumulative
      effect of change in
      accounting principle            $  (.22)        $  (.63)
                                       ======          ======
   Net Income (loss)                  $   .73         $  (.63)
                                       ======          ======

Issuance of Series A Notes by the Company and Sale of Common Stock by Jeffrey P. Orleans.

During the second quarter of fiscal 1994, the Company issued an aggregate principal amount of $3,000,000 of newly-created Series A Notes to investors in a private placement (the "Series A Investors"), including Mr. Orleans and other executive officers, directors and key personnel of the Company for cash consideration. The Series A Notes bear interest at 2% over the prime rate with a maturity date of September 15, 1998.

Contemporaneously with the sale by the Company of the Series A Notes, Mr. Orleans sold 1,674,000 shares of Common Stock of the Company owned by him to the other Series A Investors. The shares sold by Mr. Orleans were previously issued shares. In addition, Mr. Orleans was issued $1,000,000 in new Series B Notes for cash consideration. The Notes have similar terms to the Series A Notes. Series A and Series B notes require principal repayments as proceeds are received by the Company from the sale of residential homes at certain communities.

Corporate Debt Restructuring.
During the second quarter of fiscal 1994, the Company issued $1,800,000 of Series B Notes in exchange for $7,700,000 aggregate principal and accrued interest of Senior Notes and Subordinated Debentures owned by Mr. Orleans. The $1,800,000 represents the acquisition cost of Mr. Orleans for the Senior Notes and Subordinated Debentures, together with the related carrying costs. Mr. Orleans acquired these securities from the former institutional holders thereof during fiscal 1993. These securities were first offered to the Company which, at the time, did not have sufficient funds or other available financial resources to acquire the securities. This transaction resulted in a second quarter fiscal 1994 extraordinary gain of $3,718,000, net of income taxes of $1,989,000.

Transactions with Flora Group.
On August 27, 1993, the Company consummated a Note and Stock Acquisition Agreement with the Flora Group, a group of entities which were formerly principal stockholders and creditors of the Company. The transactions included the exchange of cash and certain real estate assets owned by the Company for the retirement of subordinated notes, the retirement of the Series A mandatorily redeemable Preferred Stock in exchange for new debt securities and the repurchase of 1,002,513 shares of Common Stock in exchange for the issuance of new debt securities.

The Company exchanged 46 lots in the Fairway Lakes at Palm Aire Country Club community in Manatee County, Florida with a carrying value of approximately $1,500,000 and a cash payment of $250,000 for the retirement of the Company's Subordinated Floating Rate Notes due April 1, 1997 with an aggregate unpaid principal balance of $2,559,380 plus accrued interest. The Subordinated Floating Rate Note was originally issued to Flora in connection with certain transactions which occurred in April, 1990. This transaction resulted in an extraordinary gain of approximately $616,000, which is net of estimated tax effect of $377,000.

The Company issued a Note to Flora in the original principal amount of $1,100,000 due August 31, 2023, which bears interest at 5.5% per annum until December 31, 1995 and at 10% thereafter, in exchange for 50,000 shares of Series A Preferred Stock (representing all of the outstanding Series A Preferred Stock of the Company) held by Flora. The Series A Preferred Stock (which required mandatory redemption at $40 per share on September 1, 2001 and was convertible into 1,818,000 shares of Common Stock) had been issued to Flora in connection with certain September 1991 restructuring transactions.

Additionally, the Company issued new debt securities to the Flora Group in exchange for the retirement of mandatorily redeemable preferred stock and the repurchase of 1,002,513 shares of Common Stock. This stock is being retained by the Company as treasury stock.

Mortgage Debt Restructuring.
On September 14, 1993, the Company consummated an agreement with the Federal Deposit Insurance Corporation ("FDIC") (which had succeeded to the mortgage debt ownership as a result of financial difficulties of the original lender) under which the Company was able to fully satisfy mortgage obligations aggregating approximately $10,700,000 in exchange for a payment of approximately $5,700,000. The funds required to consummate this transaction were obtained primarily from the proceeds of approximately $5,000,000 from new loans secured by real estate assets of the Company. In addition, a portion of the proceeds of a $1,300,000 loan from Mr. Orleans was used to consummate this transaction. This loan was repaid from the proceeds of the Series A and Series B notes. An extraordinary gain on early extinguishment of debt of $3,185,000, net of income tax expense of $1,821,000 has been reflected in the accompanying fiscal 1994 financial statements. The Company also recognized an extraordinary gain on early extinguishment of debt of $437,000, net of related income tax expense, during fiscal 1994, as a result of a similar transaction with an unrelated lender.

Note 3.  JOINT VENTURES

In October, 1992, a wholly owned subsidiary of the Company, Versailles at Europa, Inc. was established to act as the General Partner in a newly formed Versailles Associates, L.P. (the "Partnership"). The Partnership was formed to purchase and develop a tract of land in Cherry Hill, New Jersey. The terms of the Partnership Agreement provide that the General Partner be allocated 55% of the net profits and losses of the Partnership and have exclusive management and control over the development of the property. The financial statements of the Partnership are included in the consolidated financial statements of the Company. The limited partner's share of the income and capital from this entity has been presented as minority interest in the accompanying consolidated financial statements.

Orleans Construction Corporation (OCC) has entered into a joint venture agreement with Bridlewood Associates, L.P., a limited partnership formed to develop an 85 acre parcel of land in Mount Laurel, New Jersey. OCC is the managing general partner. OCC and the limited partner share equally in the profits or losses of the entity. The financial statements of the Partnership are included in the consolidated financial statements of the Company. The limited partner's share of the income and capital from this entity has been presented as minority interest in the accompanying consolidated financial statements.

Note 4.  TRANSACTIONS WITH RELATED PARTIES

Prior to October 22, 1993, OCC had advanced funds to, borrowed funds from, and paid expenses and debt obligations on behalf of Orleans Builders and Developers, a limited partnership whose partners include Jeffrey P. Orleans and the Trust of Selma Orleans. At June 30, 1995 amounts owed by the Company to the partnership aggregated $3,657,000. These advances are payable on demand and bear interest at prime plus 1%. Interest incurred on these advances amounted to $369,000 and $168,000 for the twelve months ended June 30, 1995 and eight months ended June 30, 1994, respectively.

The Company exercised its option to purchase a section of land from OB&D under the terms of an existing option agreement. This parcel was subsequently sold to an unaffiliated third party for a purchase price of $3,336,000 in November, 1994. The transaction resulted in a profit before income taxes of $548,000. The remaining real estate under the option agreement with OB&D is under an option agreement of sale with the above referenced buyer.

Note 5. RECEIVABLES

Trade accounts receivable result primarily from escrow deposits on residential units, accrued interest and net proceeds due from residential closings. Mortgage and other notes receivable, which are due in varying installments through 2017, bear interest at rates from 8% to 12%. Mortgage and other notes receivable consist of the following:

                                                    June 30,
                                             -------------------
                                               1995         1994
- - - ----------------------------------------------------------------
                                                (In thousands)
- - - ----------------------------------------------------------------
Mortgage subsidiary receivables              $ 1,438     $ 1,780
First mortgage notes, secured by
  residential and other properties               266         317
- - - ----------------------------------------------------------------
                                               1,704       2,097
Less:  Deferred sales proceeds and allow-
       ance for uncollectible accounts           (30)        (35)
- - - -----------------------------------------------------------------
                                             $ 1,674     $ 2,062
- - - ----------------------------------------------------------------
Due within one year                          $   338     $   357
- - - ----------------------------------------------------------------

Note 6. REAL ESTATE HELD FOR DEVELOPMENT AND SALE

Residential properties consist of the following:

                                                  June 30,
                                            ------------------
                                              1995        1994
- - - --------------------------------------------------------------
                                                (In thousands)
- - - --------------------------------------------------------------
Condominiums and townhomes                  $22,368     $18,554
Single-family homes                          13,389      16,462
- - - ---------------------------------------------------------------
                                            $35,757     $35,016

Residential properties completed or under construction consist of the following:

                                                  June 30,
                                             -----------------
                                              1995        1994
- - - --------------------------------------------------------------
                                                (In thousands)
- - - --------------------------------------------------------------
Under contract for sale                     $23,242     $22,645
Unsold                                       12,515      12,371
- - - ---------------------------------------------------------------
                                            $35,757     $35,016
- - - ---------------------------------------------------------------

Note 7. MORTGAGE SUBSIDIARIES

The Company has a wholly-owned financing subsidiary which had been involved, through unaffiliated companies, in issuing mortgage collateralized bonds. Condensed financial information for the finance subsidiary is as follows:

                                                    June 30,
                                              -----------------
                                               1995        1994
- - - ----------------------------------------------------------------
                                                (In thousands)
- - - ----------------------------------------------------------------
Total assets, principally
  mortgage notes receivable                  $ 1,586     $ 2,070
Total liabilities, principally
  bonds payable                                1,444       1,935
- - - ----------------------------------------------------------------
Advances to
  parent company                             $   142     $   135
- - - ----------------------------------------------------------------
Net income for the year ended                $    27     $    60
- - - ----------------------------------------------------------------

Note 8. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

                                                    June 30,
                                             -------------------
                                                1995        1994
- - - ----------------------------------------------------------------
                                                 (In thousands)
- - - ----------------------------------------------------------------
Equipment and fixtures                       $ 1,151     $ 4,162
Less accumulated depreciation                   (628)     (3,641)
- - - -----------------------------------------------------------------
                                             $   523     $   521
- - - ----------------------------------------------------------------

Depreciation expense was $205,000, $95,000 and $81,000 during fiscal 1995, 1994 and 1993, respectively.

Note 9. MORTGAGE AND OTHER NOTE OBLIGATIONS

The maximum balance outstanding under construction and inventory loan agreements at any month end during fiscal 1995, 1994 and 1993 was $27,998,000, $19,835,000 and $8,267,000, respectively. The average month end balance during fiscal 1995, 1994 and 1993 was approximately $22,940,000, $12,100,000 and $6,383,000, respectively, bearing interest at an approximate average annual rate of 9.2%, 7.2% and 7.3%, respectively. Mortgage obligations secured by land held for development or sale and improvements are due in varying installments through fiscal 1999 with interest primarily at 1% above the prime rate.

Maturities of land and improvement mortgage obligations, other than residential property construction loans, during the next five fiscal years are: 1996 - $3,501,145; 1997 - $3,122,575; 1998 - $1,740,000; 1999 - $0 and 2000 -
$2,940,000. As more fully discussed in Note 2, during fiscal 1994 the Company consummated transactions whereby several mortgage loan obligations were fully satisfied for less than the carrying value of the debt. These transactions resulted in extraordinary gains of $3,622,000, net of estimated income taxes of $1,821,000. Obligations under residential property and construction loans amounted to $27,998,000 at June 30, 1995 and are repaid at a predetermined percentage of the selling price of a unit when a sale is completed.

Included in the aggregate Other Note Payable balance of $9,455,000 are Series A and Series B Notes Payable (Note 2) of approximately $5,241,000 which mature in fiscal 1999. Repayment of these obligations will be from proceeds from the sale of units at certain residential properties. Promissory Notes issued in the Flora Group Transactions aggregate $2,048,000 and $2,076,000 at June 30, 1995 and 1994, respectively and are amortized over a 30 year term with a maturity date in fiscal 2024. In addition, the Company has various working capital and property and equipment note obligations which require various monthly repayment terms with maturity dates from 1995 through 1998.

Note 10. SENIOR NOTES

As part of certain restructuring transactions, the Company consum mated a Note Exchange Agreement dated September 11, 1991 with five principal holders of its outstanding Senior Notes. Pursuant to the Note Exchange Agreement, the Company issued an aggregate of $5,032,935 principal amount of new Senior Notes due February 15, 1996 ("1996 Senior Notes"), in exchange for an aggregate of $4,453,000 principal amount of Senior Notes, plus accrued interest thereon. In addition, the Company issued an aggregate principal amount of $318,000 in new Interest Notes, representing the amount of the interest payment due August 15, 1991 on the exchanged Senior Notes. The exchange deferred cash interest payments on these 1996 Senior Notes until August 15, 1993.

During fiscal 1993, Jeffrey P. Orleans purchased $5,728,000 of the 1996 Senior Notes at a substantial discount. As more fully described in Note 2, the Company reacquired these 1996 Senior Notes for a price equal to that paid by Mr. Orleans, plus certain holding costs incurred by Mr. Orleans.

The Senior Notes, which are unsecured obligations, rank senior in right of payment to the subordinated debentures (Note 11) and require semi-annual interest payments each August and February. The Company may redeem all or any portion of the original Senior Notes or the 1996 Senior Notes issued in certain restructuring transactions, at any time, at 100% of the principal amount. The indenture and the Note Exchange Agreement relating to the Senior Notes and 1996 Senior Notes contain certain default provisions and impose limitations on the amount of dividends or distributions to shareholders. The Company is in compliance with these provisions at June 30, 1995.

The Senior Notes are presented net of unamortized discount, which is being amortized as additional interest over the life of the Senior Notes.

Note 11. SUBORDINATED DEBENTURES

On September 8, 1980, the Company sold 25,000 Units, each consisting of a $l,000 debenture bearing interest at 14 l/2% per annum and 5 shares of Common Stock.

The debentures, which are unsecured obligations and are subordinated to senior indebtedness, as defined, mature September l, 2000 and require semi-annual interest payments each September and March with the balance due on September 1, 2000. Optional prepayments may be made at 100% of the principal amount thereof. The indenture and the Debenture Exchange Agreement, discussed below, relating to the debentures contains certain default provisions and imposes restrictions on the amount of dividends or distributions to shareholders. The debentures are presented net of unamortized debt discount, which is being amortized as additional interest over the life of the debentures.

In April, 1990, the Company retired $18,460,000 of outstanding subordinated debentures in connection with an April 1990 exchange transaction. The debentures retired in this transaction were used to satisfy the sinking fund obligations until September 1, 2000.

As part of certain restructuring transactions, the Company consummated a Debenture Exchange Agreement, dated September 11, 1991, with the principal holders of its outstanding subordinated debentures. Pursuant to the Debenture Exchange Agreement, the Company issued an aggregate $2,356,000 principal amount of new 1991 subordinated debentures in exchange for an aggregate $2,197,000 principal amount of the original subordinated debentures, plus accrued interest.

During fiscal 1993, Jeffrey P. Orleans purchased $1,323,000 of the 1991 Subordinated Debentures at a substantial discount. As more fully described in
Note 2, the Company reacquired these 1991 Subordinated Debentures during fiscal 1994 for a price equal to that paid by Mr. Orleans, plus certain holding costs incurred by Mr. Orleans.

Following the consummation of the Debenture Exchange Agreement, a total principal amount of $593,000 of original subordinated debentures remain outstanding.

Note 12. INCOME TAXES

The provision (benefit) for income taxes is summarized as follows:

                                     For Year Ended June 30,
                                   ---------------------------
                                     1995       1994      1993
                                   ---------------------------
                                         (In Thousands)
- - - --------------------------------------------------------------
Continuing operations
     Current                        $  270    $   104  $   553
     Deferred                                             (348)
- - - ---------------------------------------------------------------
                                    $  270    $   104  $   205
- - - --------------------------------------------------------------
Extraordinary Item
     Current                        $         $ 4,336
     Deferred                                    (149)
- - - --------------------------------------------------------------
                                    $         $ 4,187  $
- - - --------------------------------------------------------------

The differences between taxes computed at federal income tax rates and amounts provided for continuing operations are as follows:

                                      For Year Ended June 30,
                                    ---------------------------
                                      1995      1994      1993
                                    ---------------------------
                                           (In thousands)
- - - ---------------------------------------------------------------
Amount computed at statutory rate   $  500    $ 5,217   $(2,894)
State income taxes, net of federal
  tax benefit                           17         75        10
Unrealized (realized) benefits from
   net operating loss carry forwards  (247)    (5,188)    3,089
- - - ---------------------------------------------------------------
                                    $  270    $   104   $   205
- - - ---------------------------------------------------------------

Deferred income taxes reflect the impact of "temporary differences" between the amount of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and regulations. These "temporary differences" are determined in accordance with Financial Accounting Standards Board Statement No. 109 (Note 1). Principal items making up the deferred income tax provisions from continuing operations follows:

                                      For Year Ended June 30,
                                     --------------------------
                                      1995      1994      1993
                                     --------------------------
                                          (In thousands)
- - - ---------------------------------------------------------------
Interest and real estate taxes      $    424  $   461  $ 2,234
Difference in tax accounting for
  land and property sales (net)            7       46      921
Unrealized (realized) tax net
  operating loss carryforwards          (370)   1,430   (5,489)
Reserves for book not tax               (144)    (129)     230
Gain (loss) from joint ventures                             17
Deferred compensation                     99
Depreciation and other                   (16)      25      (38)
Debt redemption                                (1,919)   1,777
Recapitalization expenses                          86
- - - ---------------------------------------------------------------
                                    $         $        $  (348)
- - - ---------------------------------------------------------------

The Company has adopted the principles of SFAS 109, as required, effective July 1, 1993 on a prospective basis. The cumulative effect of adoption of SFAS 109 was approximately $3,970,000, as adjusted. This gain was primarily the result of the effects of previously unrecognized net operating losses and other carryforward tax benefits in excess of net deferred taxable items and net of a valuation reserve of approximately $1,000,000. The valuation reserve reflected the excess of the carryforwards over existing net deferred taxable items and expected taxable gains on certain of the 1993 Recapitalization Transactions. As of June 30, 1995, the Company has a deferred tax asset and an offsetting valuation reserve of approximately $1,200,000.

At June 30, 1995, the Company has approximately $3,400,000 of net operating loss carryforwards for tax purposes which expire in various years through fiscal 2009. In addition, the Company has alternative minimum tax credits of approximately $835,000 which may be used to reduce or eliminate ordinary federal income taxes. These alternate minimum tax credits do not have an expiration.

Note 13.  STOCK OPTION PLAN

In December 1992, the Board of Directors adopted (i) the 1992 Stock Incentive Option Plan relating to options for up to 560,000 shares (increased in August, 1994 to 660,000 shares) of Common Stock of the Company and (ii) the Non-Employee Directors Stock Option Plan relating to a maximum of 100,000 shares. Prior to fiscal 1995, the Stock Option Committee had granted options aggregating 540,000 shares to certain employees of the Company under the 1992 Incentive Stock Option Plan and options aggregating 75,000 to three non-employee Directors.

In February, 1995, the Board of Directors adopted the 1995 Stock Option Plan for Non-Employee Directors which allows for options for up to 100,000 shares. On February 28, 1995, 75,000 options were granted under this plan to three additional non-employee Directors. The Plan and the options granted thereunder are conditional upon the receipt of stockholder approval within one year of the adoption of the Plan.

The option price per share under all plans was established at the fair market value at the dates of each grant which was $.69 to $2.81 per share.

Note 14.  COMMITMENTS AND CONTINGENCIES

At June 30, 1995, the Company had outstanding bank letters of credit amounting to $15,463,725 as surety for completion of improvements at various developments of the Company.

Development and sale of real property creates a potential for environmental liability on the part of the developer, owner or any mortgage lender for its own acts or omissions as well as those of current or prior owners of the subject property or adjacent parcels. If hazardous substances are discovered on or emanating from any of the Company's properties, the owner or operator of the property (including the prior owners) may be held strictly liable for all costs and liabilities relating to such hazardous substances. Environmental studies are undertaken in connection with property acquisitions by the Company.

All testing required by Phase 1A of the phased remedial investigation ("RI") to be performed at Colts Neck Estates, a single family residential development built by the Company in Washington Township, Gloucester County, New Jersey ("Colts Neck"), has been completed. The results of such testing have been submitted to the New Jersey Department of Environmental Protection ("NJDEP") for its review and comment. At NJDEP's request, James C. Anderson Associates, Inc. ("JCA"), Washington Township's consultant, submitted a proposal to NJDEP to delineate three alleged pig manure areas on other portions of Colts Neck. The cost of the delineation is estimated at approximately $34,000; no agreement has been reached with NJDEP over the Company's obligation, if any, to fund this work. The Company continues to fund the cost of the phased RI testing, which is not expected to exceed materially the original estimate of $136,000. Approximately 145 homeowners at Colts Neck have commenced three lawsuits against the Company, which were separately filed in state and Federal courts between April and November, 1993, and now have been consolidated in the United States District Court for the District of New Jersey. The plaintiffs in the consolidated action allege that the Company and other defendants built and sold them homes which had been constructed on and adjacent to land which has been used as a municipal waste landfill and a pig farm. The complaints assert claims under the federal Comprehensive Environmental Response, Compensation and Liability Act, the Federal Solid Waste Disposal Act, the New Jersey Sanitary Landfill Facility Closure and Contingency Act, the New Jersey Spill Compensation and Control Act, as well as under theories of private nuisance, public nuisance, common law fraud, latent defects, negligent misrepresentation, consumer fraud, negligence, strict liability, vendor liability, and breach of warranty, among others.

In September, 1993 the Company brought a state court action against more than 30 of its insurance companies seeking indemnification and reimbursement of costs of defense in connection with the three Colts Neck actions referred to above. That action has since been stayed and the Company's claims against its insurers have also been brought as third-party claims in the consolidated Colts Neck litigation in Federal court along with third-party claims against the former owners and operators of the Colts Neck property as well as claims against the generator of the waste allegedly disposed on the property.

Although the Company has vigorously defended the claims brought by the plaintiff homeowners, the Company and other parties in the Colts Neck litigation agreed to mediation which resulted in a settlement agreement. The implementation of the agreement is subject to a number of conditions, including a determination by the court to accord class action status to the litigation. Under the settlement agreement, if implemented, a judgment of $6,000,000 would be entered against the Company, of which $650,000 would be paid in cash promptly. Except as noted, the balance of the judgment would be payable solely out of the proceeds, if any, of recoveries under the litigation against the insurance companies, and the Company would have no liability itself for the balance of the judgment not satisfied from such recoveries. The Company would fund the litigation against the insurance companies, subject to reimbursement of amounts in excess of $100,000 (subject to a limitation on reimbursement of $300,000) from recoveries, if any, from the insurance companies, including pretrial settlements. In the event that the insurance recoveries (whether through settlements or judgments) are less than $500,000, the Company would pay the difference to the homeowners.

The Company has accrued estimated costs of environmental testing as well as all other reasonably estimable future investigatory, engineering, legal and litigation costs and expenses. Since the Company has not received NJDEP's comments on the testing results of Phase 1A of the RI, it is unable to predict whether any further testing or remediation will be required and, if so, the cost and allocation thereof. The Company reserves the right to opt out of the settlement agreement if there is no satisfactory resolution with NJDEP over its claims. The Company increased its recorded reserves to give effect to its estimate of the net amount payable under the settlement agreement, if implemented, and the unreimbursed costs to the Company of the insurance litigation. The Company believes that neither the implementation of the settlement agreement nor the resolution of this contingency through further litigation will have a material effect on its results of operations or its financial position, although there can be no assurance as to the ultimate outcome of any litigation. Since there are conditions to the implementation of the settlement agreement, there is no assurance that the litigation will not recommence.

The Company is not aware of any other environmental liabilities associated with any of its other projects.
                                       38

                        FPA CORPORATION AND SUBSIDIARIES
              SCHEDULE IV - INDEBTEDNESS OF AND TO RELATED PARTIES
                    YEARS ENDED June 30, 1995, 1994 AND 1993
                                 ($000 omitted)

- - - ----------------------------------------------------------------------------------------------------------------------------------
Column A      Column B      Column C      Column D      Column E      Column F      Column G      Column H      Column I
                                    --Indebtedness of--                                    --Indebtedness to--
Name of        Balance at         Addi-    Deduc-               Balance       Balance at   Addi-         Deduc-            Balance
person          beginning         tions    tions                at end        beginning    tions         tions             at end
- - - ----------------------------------------------------------------------------------------------------------------------------------
Year Ended June 30, 1995

Jeffrey P.
  Orleans                                                               $4,974                      $  259         $4,715

GFPA Limited
  Partnership                                                           $  234                      $   20         $  214

Lewis Katz                                                              $  167                      $   14         $  153

Benjamin D. Goldman                                                     $   67                      $    6         $   61

Orleans Builders & Developers                                           $1,044(3)                   $  306         $  738

Year Ended June 30, 1994

Jeffrey P.
  Orleans                                                               $7,051        $4,974(2)     $7,051         $4,974

GFPA Limited
  Partnership                                                           $-            $  234(2)     $-             $  234

Lewis Katz                                                              $-            $  167(2)     $-             $  167

Benjamin D. Goldman                                                     $-            $   67(2)     $-             $   67

Orleans Builders &
  Developers                                                            $-            $1,044(3)     $-             $1,044


Year Ended June 30, 1993

Jeffrey P.
  Orleans                                                                $-           $7,051(1)     $-             $7,051

- - - ----------------

(1) This amount consists of corporate debt instruments (i.e. approximately $5,728,000 of 12 5/8% Senior Notes and approximately $1,323,000 of 14-1/2% Subordinated Debentures) which were purchased by Mr. Orleans from the original noteholders during fiscal 1993. The Company acquired these instruments from Mr. Orleans during fiscal 1994. (See Note 2 to the Consolidated Financial Statements).

(2) These amounts consist of Series A and Series B Notes issued during fiscal 1994. (See Note 2 to the Consolidated Financial Statements).

(3) This amount consists of mortgages on land purchased by OCC from Orleans Builders and Developers. Principal payments are made on these mortgages upon the sale and delivery of the related units. This debt was assumed by the Company in connection with the acquisition of OCC.

                        FPA CORPORATION AND SUBSIDIARIES

                SCHEDULE VIII - VALUATION AND QUALIFYING ACCOUNTS
                 For the year ended June 30, 1995, 1994 and 1993
                                 ($000 omitted)

             Column A                Column B                    Column C                    Column D      Column E
- - - -------------------------------------------------------------------------------------------------------------------
                                                                Additions
                                                   --------------------------------------
                                     Balance at       Charged to costs   Charged to other     Deduc-      Balance at
           Description         beginning of period     and expenses     accounts - describe   tions       end of period
- - - ------------------------------------------------------------------------------------------------------------------------

Provision for uncollectibility
  of receivables:

  Year ended June 30, 1995            $   35             $   -                                $    5         $   30
                                      ======             ======                               ======         ======

  Year ended June 30, 1994            $   55             $   -                                $   20(A)      $   35
                                      ======             ======                               ======         ======

  Year ended June 30, 1993            $1,582             $   15                               $1,542(B)      $   55
                                      ======             ======                               ======         ======



(A) A reduction of $20,000 represents consideration received for previously reserved receivables.

(B) A reduction of $1,412,000 is a result of the Company's selling the related notes receivable under an existing option agreement. The remaining $130,000 deduction represents consideration received for previously reserved receivables.

                        FPA CORPORATION AND SUBSIDIARIES

                                   SCHEDULE X

       SUPPLEMENTARY INFORMATION TO CONSOLIDATED STATEMENTS OF OPERATIONS

                                 For the Year Ended June 30,
                                 ---------------------------
                                 1995       1994       1993
                                ------     ------     ------
                                       (In thousands)

         Advertising            $1,618     $1,414     $  941
                                ------     ------     ------

Item 9. Changes in and Disagreements with Accountants on Accounting and Financial Disclosure.

         There are no matters required to be reported hereunder.

                                    PART III

Item 10. Directors and Executive Officers of the Registrant.

         Incorporated herein by reference from the Company's definitive proxy statement for its annual meeting of Stockholders to be held in December, 1995. Information concerning the executive officers is included under the separate caption Item A. "Executive Officers of the Registrant" under Part I of this Form 10-K.

Item 11. Executive Compensation.

         Incorporated herein by reference from the Company's definitive proxy statement for its annual meeting of Stockholders to be held in December, 1995.

Item 12.  Security Ownership of Certain Beneficial Owners and Management.

         Incorporated herein by reference from the Company's definitive proxy statement for its annual meeting of Stockholders to be held in December, 1995.

Item 13. Certain Relationships and Related Transactions.

         Incorporated herein by reference from the Company's definitive proxy statement for its annual meeting of Stockholders to be held in December, 1995.


                                     PART IV

Item 14. Exhibits, Financial Statement Schedules, and Reports on Form 8-K.

  (a)  l.  Financial Statements

           The financial statements and schedules listed in the index on the first page under Item 8 are filed as part of this Form 10-K.


  (b) Reports on Form 8-K. The Company did not file a Form 8-K for the quarter ended June 30, 1995.

  (c)      Exhibits

Exhibit
Number
- - - --------
3.l Certificate of Incorporation of the Company dated September 4, 1969 {incorporated by reference to Exhibit 2.l of the Company's Registration Statement on Form S-7, filed with the Securities and Exchange Commission (S.E.C. File No. 2-68662) (herein referred to as "Form S-7")}.

3.2 Amendment to Certificate of Incorporation of the Company filed July 25, 1983 {incorporated by reference to Exhibit 3.2 of Amendment No. 2 to the Company's Registration Statement on Form S-2 filed with the Securities and Exchange Commission (S.E.C. File No. 2-84724)}.

3.3 Amendment to Certificate of Incorporation of the Company filed May 27, 1992 (incorporated by reference to Exhibit 3.6 of Amendment No. 2 to the Company's Registration Statement on Form S-1 filed with the Securities and Exchange Commission (S.E.C. File No. 33-43943) (the "Form S-1")).

3.4 Agreement and Plan of Merger dated as of October 22, 1993, by and among the Company, FPA Merger Subsidiary, Inc. a Pennsylvania corporation; Orleans Construction Corp. ("OCC"); and Jeffrey P. Orleans, including the Certificate of Designation respecting the Series C Preferred Stock incorporated by reference to Exhibit 3.5 to the Company's Form 8-K dated October 22, 1993 filed with the Securities and Exchange Commission (the "1993 Form 8-K").

3.5      Certificate of Designation filed by the Company on September 6,
         1991 with the Secretary of State of Delaware respecting the Series A Preferred Stock and Series B Junior Preferred Stock (incorporated by reference to Exhibit 4.4 of the Company's Form 8-K dated September 11, 1991 ("1991 Form 8-K")).

3.6 Subsequent Certificate to Certificate of Designations, Preferences and Rights of Series A Preferred Stock and Series B Junior Preferred Stock of FPA Corporation adopted September 14, 1992 and filed with the Secretary of State of Delaware. (incorporated by reference to Exhibit
         4.19 to Registrant's Form 10-K for the fiscal year ended June 30, 1994.)

3.7 Subsequent Certificate to Certificate of Designations, Preferences and Rights of Series A Preferred Stock and Series B Junior Preferred Stock of FPA Corporation filed on September 2, 1993 with the Secretary of State of Delaware.

3.8 Certificate of Designations, Preferences and Rights of Series C Preferred Stock filed by the Company on October 21, 1993 with the Secretary of State of Delaware respecting the Series C Preferred Stock. (incorporated by reference to Exhibit 2.1 to the Company's Form 8-K dated October 22, 1993.)

3.9 By-Laws, as last amended March 16, 1990 (incorporated by reference to Exhibit 3.1 to the Company's Form 8-K dated April 11, 1990, filed with the Securities and Exchange Commission (the "1990 Form 8-K")).

4.l Form of the Company's 14 l/2% Subordinated Debentures due September l, 2000 (contained in, and beginning on page 12 of, Exhibit 4.2).

4.2 Form of Indenture dated September l, 1980, between the Company and The Fidelity Bank (the "Debenture Indenture"), relating to the Company's 14 l/2% Subordinated Debentures due September l, 2000 (incorporated by reference to Exhibit 2.3 of Amendment No. 2 to the Company's Form S-7).

4.3 Form of Second Supplemental Indenture dated March 30, 1990 to the Debenture Indenture (incorporated by reference to Exhibit 4.3 to the 1990 Form 8-K).

4.4 Note Exchange Agreement, dated September 11, 1991, respecting the issuance of $5,032,935.38 aggregate principal amount of 12 5/8% Senior Notes due February 15, 1996, with the form of the Company's 12 5/8% Senior Notes due February 15, 1996 attached as Exhibit A thereto (incorporated by reference to Exhibit 4.5 to the 1991 Form 8-K).

4.5 Debenture Exchange Agreement, dated September 11, 1991, respecting the issuance of $2,356,282.50 aggregate principal amount of 1991 14 1/2% Subordinated Debentures due September 1, 2000 with the form of the Company's 1991 14 1/2% Subordinated Debentures due September 1, 2000 attached as Exhibit A thereto (incorporated by reference to Exhibit 4.6 to the 1991 Form 8-K).

4.6 Form of Note Purchase Agreement dated as of October 22, 1993, together with form of Series A Variable Rate Notes due September 15, 1998 issued by the Company attached thereto (incorporated by reference to Exhibit
         4.2 to the 1993 Form 8- K).

4.7 Form of Note Purchase Agreement dated October 22, 1993, together with form of Series B Variable Rate Mortgage Notes due September 15, 1998 issued by the Company attached thereto (incorporated by reference to Exhibit 4.24 to the 1993 Form 8- K).

10.1 Form of Indemnity Agreement executed by the Company with Directors of the Company (incorporated by reference to Exhibit B to the Company's Proxy Statement respecting its 1986 Annual Meeting of Stockholders).

10.2 Employment Agreement between the Company and Jeffrey P. Orleans, dated June 26, 1987 (incorporated by reference to Exhibit 10.2 to the Form S-1.)

10.3 Mortgage dated March 17, 1992 granted by the Company to Jeffrey P. Orleans, respecting property in Washington Township, Gloucester County, New Jersey (incorporated by reference to Exhibit 10.3 to the 1992 Form 8-K).

22.      Subsidiaries of Registrant.

25.      Power of Attorney (included on Signatures page).

27 Financial Data Schedule (included in electronic filing format only).

                                   EXHIBIT 3.7

                           CERTIFICATE OF ELIMINATION
                                       TO
             CERTIFICATE OF DESIGNATIONS, PREFERENCES AND RIGHTS OF
                            SERIES A PREFERRED STOCK
                                       OF
                                 FPA CORPORATION

         FPA CORPORATION, a corporation organized and existing under the General Corporation Law of the State of Delaware,

         DOES HEREBY CERTIFY:

         That, pursuant to the authority conferred upon the Board of Directors by the Certificate of Incorporation (as amended) of said corporation, and pursuant to the provisions of Section 151(g) of Title 8 of the Delaware Code of 1953, said Board of Directors, by unanimous consent in writing, in lieu of a meeting, dated August 16, 1993, duly adopted resolutions providing for the elimination from the Certificate of Incorporation of all matters with respect to Series A Preferred Stock set forth in the Certificate of Designations, Preferences and Rights of Series A Preferred Stock and Series B Junior Preferred Stock filed with the Office of the Secretary of State on September 6, 1991, which resolutions are as follows:

                  WHEREAS, on September 6, 1991, this Corporation filed a Certificate of Designations, Preferences and Rights (the "Certificate of Designations") of Series A Preferred Stock and Series B Junior Preferred Stock (the "Series B Junior Preferred Stock"); and

                  WHEREAS, on September 11, 1991, in accordance with the provisions of the Certificate of Designations, this Corporation issued 50,000 shares of Series A Preferred Stock, par value $1.00 (the "Issued Series A") in exchange for good and valuable consideration delivered to this Corporation; and

                  WHEREAS, on September 21, 1992, a Subsequent Certificate to Certificate of Designations, Preferences and Rights of Series A Preferred Stock and Series B Junior Preferred Stock (the "1992 Certificate of Designations") was filed by this Corporation which had the effect of eliminating from the Certificate of Incorporation of this Corporation all matters set forth in the Certificate of Designations with respect to the Series B Junior Preferred Stock; and

                  WHEREAS, this Corporation has reacquired all of the 50,000 issued and previously outstanding shares of Series A Preferred Stock; and

                  WHEREAS, none of the authorized shares of the Series A Preferred Stock is currently outstanding.

                  NOW, THEREFORE, be it

                           RESOLVED, That none of the authorized shares of the
                  Series A Preferred Stock will be issued subject to the Certificate of Designations, Preferences and Rights of Series A Preferred Stock and Series B Junior Preferred Stock filed with the Secretary of State of the State of Delaware on September 6, 1991; and

                           FURTHER RESOLVED, That the President, any
                  Vice President, the Secretary and the Treasurer, or any one of them (the "Designated Officers") be, and each of them acting alone or in concert is hereby, authorized and empowered, without further action or direction from the Board of Directors of this Corporation, to execute, deliver and appropriately file on behalf of this Corporation a Certificate (the "Certificate") in accordance with the provisions of
                  Section 151(g) of the Delaware General Corporation Law setting forth the Resolutions adopted herein; and

                           FURTHER RESOLVED, That when such Certificate becomes
                  effective (i) it shall have the effect of eliminating from the Certificate of Incorporation of this Corporation all matters set forth in the Certificate of Designations with respect to the Series A Preferred Stock, and (ii) this Corporation shall have 500,000 shares of Preferred Stock, par value $1.00, authorized, consisting of 500,000 shares of Preferred Stock as to which no designation of series has been made; and

                           FURTHER RESOLVED, That all actions taken by any of
                  the Designated Officers respecting the filing of the 1992 Certificate of Designations be and are hereby ratified, approved, confirmed and adopted.

         IN WITNESS WHEREOF, FPA Corporation has caused this Certificate to be executed by its President and attested by its Secretary this 30th day of August, 1993.

                                                 FPA CORPORATION

                                                 By: /s/ BENJAMIN D. GOLDMAN
                                                    ---------------------------
                                                         Benjamin D. Goldman,
                                                         President

ATTEST:

By: /s/ JOSEPH A. SANTANGELO
   ---------------------------------
         Joseph A. Santangelo,
         Secretary

                                   Exhibit 22

Subsidiaries of Registrant

         The Company owns all of the outstanding stock of the subsidiaries listed below, each of which is included in the Consolidated Financial Statements of the Company. All other former subsidiaries of the Company were either merged with and into the Company or a subsidiary of the Company listed below.

         Name                                    State of Incorporation
         ----                                    ----------------------
Fawn Hollow, Inc.                                     Pennsylvania

FPA Mortgage Corporation                              Florida

FPA Mortgage Investments, Inc.                        Florida

FPA Voorhees, Inc.                                    New Jersey

Orleans Construction Corporation                      Pennsylvania

Orleans Corporation                                   Pennsylvania

Orleans Corporation of New Jersey                     New Jersey

Orleans Property Management Services Corp.            Pennsylvania

Timber Glen, Inc.                                     New Jersey

Versailles at Europa, Inc.                            New Jersey

                                   Exhibit 25

                                   SIGNATURES
                                       and
                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Jeffrey P. Orleans, Benjamin D. Goldman and Joseph A. Santangelo and each of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments to this Annual Report, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or each of them, of their or his substitutes or substitute, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated:

/s/ JEFFREY P. ORLEANS                      September 18, 1995
- - - ----------------------------------
Jeffrey P. Orleans
Chairman of the Board and
Chief Executive Officer


/s/ BENJAMIN D. GOLDMAN                     September 18, 1995
- - - ----------------------------------
Benjamin D. Goldman
President, Chief Operating
Officer and Director


/s/ SYLVAN M. COHEN                         September 18, 1995
- - - ----------------------------------
Sylvan M. Cohen
Director


/s/ ROBERT N. GOODMAN                       September 18, 1995
- - - ----------------------------------
Robert N. Goodman,
Director


/s/ ANDREW N. HEINE                         September 18, 1995
- - - ----------------------------------
Andrew N. Heine
Director


/s/ DAVID KAPLAN                            September 18, 1995
- - - ----------------------------------
David Kaplan
Director


/s/ LEWIS KATZ                              September 18, 1995
- - - ----------------------------------
Lewis Katz
Director

/s/ JOHN W. ROLLINS, SR.                    September 18, 1995
- - - ----------------------------------
John W. Rollins, Sr.
Director


/s/ JOSEPH A. SANTANGELO                    September 18, 1995
- - - ----------------------------------
Joseph A. Santangelo
Chief Financial Officer,
Treasurer and Secretary